Filed Pursuant to Rule 497(c)
1933 Act No. 033-52154
1940 Act No. 811-07168

HENNESSY FUNDS

PROSPECTUS & OVERVIEW

OCTOBER 26, 2012

INVESTOR CLASS SHARES

Hennessy Focus Fund (HFCSX)
Hennessy Large Cap Financial Fund (HLFNX)
Hennessy Small Cap Financial Fund (HSFNX)
Hennessy Technology Fund (HTECX)
Hennessy Gas Utility Index Fund (GASFX)
Hennessy Equity and Income Fund (HEIFX)
Hennessy Core Bond Fund (HCBFX)

1-800-966-4354   •   www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Investor Class Shares

CONTENTS

Summary Information:
Hennessy Focus Fund	1
Hennessy Large Cap Financial Fund	4
Hennessy Small Cap Financial Fund	7
Hennessy Technology Fund	10
Hennessy Gas Utility Index Fund	14
Hennessy Equity and Income Fund	17
Hennessy Core Bond Fund	21
Important Additional Fund Information	24
Additional Investment Information	25
Management of the Funds	25
Shareholder Information
Pricing of Fund Shares	29
Account Minimum Investments	29
Market Timing Policy	29
Telephone Privileges	30
How to Purchase Shares	30
Automatic Investment Plan	31
Retirement Plans	31
How to Sell Shares	32
How to Exchange Shares	33
Systematic Cash Withdrawal Program	34
Dividends and Distributions	34
Tax Information	35
Index Descriptions	35
Householding	35
Electronic Delivery	35
Financial Highlights	36

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

  (800) 966-4354

HENNESSY FOCUS FUND (HFCSX)

HENNESSY FOCUS FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.24%
Total Annual Fund Operating Expenses	1.39%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Focus Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of this Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$142	$440	$761	$1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Focus Fund, a series of The FBR Funds (the “Predecessor Focus Fund”), had a portfolio turnover rate of 13% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.
The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

WWW.HENNESSYFUNDS.COM

1

HFCSX

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is the successor to the Predecessor Focus Fund pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund’s Investor Class shares. The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Focus Fund’s Investor Class through September 30, 2012 is 9.65%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus Fund
Return Before Taxes	3.63%	3.32%	11.71%
Return After Taxes
on Distributions	2.00%	2.38%	11.12%
Return After Taxes
on Distributions
and Sale of Shares	4.43%	2.65%	10.37%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

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2

HENNESSY FOCUS FUND (HFCSX)

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

The Portfolio Managers of the Fund are David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA.  Mr. Rainey, Mr. Macauley and Mr. Rothberg have served as co-Portfolio Managers of the Predecessor Focus Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

WWW.HENNESSYFUNDS.COM

3

HLFNX

HENNESSY LARGE CAP FINANCIAL FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.29%
Acquired Fund Fees and Expenses (AFFE)2	0.01%
Total Annual Fund Operating Expenses	1.45%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Large Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating  expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Large Cap Financial Fund, a series of The FBR Funds (the “Predecessor Large Cap Financial Fund”), had a portfolio turnover rate of 97% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

(800) 966-4354

4

HENNESSY LARGE CAP FINANCIAL FUND (HLFNX)

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large-Cap Investments:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Large Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund’s Investor Class shares.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the KBW Bank Sector Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

WWW.HENNESSYFUNDS.COM

5

HLFNX

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Large Cap Financial Fund’s Investor Class through September 30, 2012 is 23.21%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Large Cap
Financial Fund
Returns before taxes	-18.38%	-6.12%	1.64%
Returns after taxes
on distributions	-18.38%	-6.82%	0.63%
Returns after taxes on
distributions and sale
of fund shares	-11.94%	-5.04%	1.46%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
KBW Bank Sector Index
(reflects no deduction for
fees, expenses or taxes)	-23.18%	-17.46%	-4.80%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Large Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

(800) 966-4354

6

HENNESSY SMALL CAP FINANCIAL FUND (HSFNX)

HENNESSY SMALL CAP FINANCIAL FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.25%
Acquired Fund Fees
and Expenses (AFFE)2	0.16%
Total Annual Fund Operating Expenses	1.56%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Small Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$159	$493	$850	$1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Small Cap Financial Fund, a series of The FBR Funds (the “Predecessor Small Cap Financial Fund”), had a portfolio turnover rate of 70% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net

WWW.HENNESSYFUNDS.COM

7

HSFNX

assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.
When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments: The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Small Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund’s Investor Class shares.  The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

(800) 966-4354

8

HENNESSY SMALL CAP FINANCIAL FUND (HSFNX)

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Small Cap Financial Fund’s Investor Class through September 30, 2012 is 16.30%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Small Cap
Financial Fund
Returns before taxes	-15.63%	-3.29%	6.10%
Returns after taxes
on distributions	-15.85%	-4.32%	4.82%
Returns after taxes
on distributions
and sale of fund shares	-9.87%	-2.86%	5.31%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Small Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

WWW.HENNESSYFUNDS.COM

9

HTECX

HENNESSY TECHNOLOGY FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	1.76%
Acquired Fund Fees and Expenses (AFFE)2	0.03%
Total Annual Fund Operating Expenses	2.94%
Fee Waiver and/or
Expense Reimbursement3	-0.96%
Total Annual Fund Operating Expenses
After Fee Waiver and/or
Expense Reimbursement	1.98%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Technology Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$201	$819	$1,463	$3,193

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Technology Fund, a series of The FBR Funds (the “Predecessor Technology Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be

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HENNESSY TECHNOLOGY FUND (HTECX)

limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).
Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification.  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risks:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may

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HTECX

increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Performance Information

The Fund is a successor to the Predecessor Technology Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund’s Investor Class shares.  The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Technology Fund’s Investor Class through September 30, 2012 is 10.22%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
			Since
	One	Five	Inception
	Year	Year	(02/01/02)
Hennessy
Technology Fund
Returns before taxes	-10.77%	-0.54%	3.88%
Returns after taxes
on distributions	-10.77%	-1.10%	2.97%
Returns after taxes on
distributions and sale
of fund shares	-7.00%	-0.70%	2.96%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	3.17%
NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	-1.80%	1.52%	3.17%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

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HENNESSY TECHNOLOGY FUND (HTECX)

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Portfolio Managers of the Fund are David H. Ellison and Winsor H. Aylesworth.  Mr. Ellison and Mr. Aylesworth have served as co-Portfolio Managers of the Predecessor Technology Fund since the commencement of operations in February 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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GASFX

HENNESSY GAS UTILITY INDEX FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Gas Utility Index Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.25%
Total Annual Fund Operating Expenses	0.65%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Gas Utility Index Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Gas Utility Index Fund, a series of The FBR Funds (the “Predecessor Gas Utility Index Fund”), had a portfolio turnover rate of 17% of the average value of its portfolio.

Principal Investment Strategy

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.
The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s

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HENNESSY GAS UTILITY INDEX FUND (GASFX)

market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration:  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking:  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

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15

GASFX

Performance Information

The Fund is a successor to the Predecessor Gas Utility Index Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund’s Investor Class shares.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the AGA Stock Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.06% for the quarter ended September 30, 2002.

The year-to-date return of the Predecessor Gas Utility Index Fund’s Investor Class through September 30, 2012 is 8.17%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Gas
Utility Index Fund
Returns before taxes	25.15%	7.35%	8.53%
Returns after taxes
on distributions	24.55%	6.40%	7.65%
Returns after taxes on
distributions and sale
of fund shares	17.07%	6.12%	7.18%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
AGA Stock Index
(reflects no deduction for
fees, expenses or taxes)	24.45%	6.61%	7.75%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is Winsor H. Aylesworth.  Mr. Aylesworth has served as Portfolio Manager of the Predecessor Gas Utility Index Fund since 2001.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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16

HENNESSY EQUITY AND INCOME FUND (HEIFX)

HENNESSY EQUITY AND INCOME FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses (AFFE)2	0.06%
Total Annual Fund Operating Expenses	1.34%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$136	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Balanced Fund, a series of The FBR Funds (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 35% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.
The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc.

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17

HEIFX

(“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.
FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, the dollar-weighted average maturity of the Fund’s portfolio is 7.70 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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HENNESSY EQUITY AND INCOME FUND (HEIFX)

Performance Information

The Fund is a successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund’s Investor Class shares.  The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.36% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Balanced Fund’s Investor Class through September 30, 2012 is 7.62%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Equity
and Income Fund
Returns before taxes	10.61%	4.68%	6.49%
Returns after taxes
on distributions	10.13%	3.21%	5.21%
Returns after taxes on
distributions and sale
of fund shares	7.20%	3.41%	5.02%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	3.86%	2.61%	4.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are London Co. and FCI, for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

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HEIFX

Portfolio Managers

The London Co. investment team that is jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Wade Stinnette, Jr. (Portfolio Manager), J. Brian Campbell, CFA (Director of Research and Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager).  Messrs. Goddard and Moody have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007, Mr. Stinnette has been a Portfolio Manager of the Predecessor Balanced Fund since April 1, 2008,  Mr. Campbell has been a Portfolio Manager of the Predecessor Balanced Fund since September 2010, and Mr. DeVaul has been a Portfolio Manager of the Predecessor Balanced Fund since July 2011.
The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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HENNESSY CORE BOND FUND (HCBFX)

HENNESSY CORE BOND FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.76%
Acquired Fund Fees and Expenses (AFFE)2	0.21%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and/or
Expense Reimbursement3	-0.51%
Total Annual Operating Expenses
After Fee Waiver and/or
Expense Reimbursement	1.51%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Core Bond Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund’s average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$154	$584	$1,041	$2,307

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Core Bond Fund, a series of The FBR Funds (the “Predecessor Core Bond Fund”), had a portfolio turnover rate of 57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities; asset-backed securities; and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).
The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to

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HCBFX

manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, 2012, the dollar-weighted average maturity of the Fund’s portfolio was 8.18 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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HENNESSY CORE BOND FUND (HCBFX)

Performance Information

The Fund is a successor to the Predecessor Core Bond Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund’s Investor Class shares.  The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

The year-to-date return of the Predecessor Core Bond Fund’s Investor Class through September 30, 2012 is 6.70%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund
Returns before taxes	4.87%	5.44%	6.34%
Returns after taxes
on distributions	3.55%	3.75%	4.61%
Returns after taxes on
distributions and sale
of fund shares	3.33%	3.79%	4.51%
Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	5.80%	5.88%	5.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Core Bond Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.
The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is a $100 subsequent investment requirement for each of the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.
You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date. Each Fund will make distributions, if any, annually, usually in November or December.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION AND MANAGEMENT OF THE FUND

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. (the “Manager”) is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.
The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of July 31, 2012, the Manager managed approximately $885 million of net assets on behalf of the Hennessy Funds.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.
Winsor H. Aylesworth has served as co-portfolio manager of the Predecessor Technology Fund since the Fund’s commencement of operations and has served as portfolio manager of the Predecessor Gas Utility Index Fund since 2001.  Mr. Aylesworth has been employed by FBR Fund Advisers, Inc. since 1998.  He holds both an MS and MBA degree and previously was president of Grandview Advisers, Inc.
David H. Ellison Mr. Ellison has served as portfolio manager of the Predecessor Large Cap Financial Fund and the Predecessor Small Cap Financial Fund and co-portfolio manager of the Predecessor Technology Fund since the commencement of each Fund’s operations.  Prior to joining FBR Fund Advisers, Inc. as a portfolio manager in 1997,
Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Sub-Advisors

Pursuant to an Investment Sub-Advisory Agreement, the Manager retains Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA 22209, to manage the Hennessy Focus Fund.  In this capacity, subject to the supervision of the Manager and the Board, Broad Run directs the investment of the Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays Broad Run a fee from the Manager’s advisory fees.
Broad Run is newly registered with the SEC as an investment adviser.
Pursuant to Investment Sub-Advisory Agreements, the Manager retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City , MO 64110, to manage the Hennessy Equity and Income Fund’s equity and fixed income investments, respectively.  The Manager also retains FCI to manage the Hennessy Core Bond Fund.  In this capacity, subject to the supervision of the Manager and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Manager (and not the Funds) pays London Co. and FCI a fee from the Manager’s advisory fees.
London Co. is organized as a Virginia corporation and is registered with the SEC as an investment adviser.  London Co. has been providing investment advisory services since 1994.  As of January 31, 2012, London Co. managed approximately $2.8 billion on behalf of its advisory clients such as individuals, charitable organizations and other registered investment companies.

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FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser.  FCI has been providing investment advisory services since 1966.  As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of its advisory clients such as high net worth individuals, banks, investment companies and other corporations.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.

FOR THE HENNESSY FOCUS FUND
David S. Rainey, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.
Ira M. Rothberg, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.
Brian E. Macauley, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

FOR THE HENNESSY EQUITY AND INCOME FUND – EQUITY INVESTMENTS
J. Brian Campbell, CFA, is a portfolio manager, director of research and a member of The London Co.’s investment committee. Mr. Campbell has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in September 2010. Mr. Campbell has over 11 years of industry experience beginning his career in 2000 as an equity analyst at INVESCO-National Asset Management. Before joining The London Co., Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management. Mr. Campbell received a B.B.A in Finance (with Honors) from the University of Kentucky in 1998 and his MBA from the Kelley School of Business at Indiana University in 2004. Mr. Campbell is a CFA charter holder and a member of the CFA Society of Louisville.
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of The London Co.’s investment committee.  Mr. DeVaul has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in July 2011. Mr. DeVaul has over 15 years of professional experience beginning his career in public accounting followed by over 10 years in equity research. Before joining The London Co., Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments. Mr. DeVaul received a BS in Accounting from Liberty University in 1993 and his MBA from the University of Notre Dame in 1997. He is a CFA charter holder and a member of the CFA Society of Philadelphia. Mark is also a licensed CPA.
Stephen M. Goddard, CFA, is Managing Director and Founder of The London Company, and heads The London Co.’s investment committee. Mr. Goddard has managed the equity portfolio of the Predecessor Balanced Fund since July 16, 2007. He has over 20 years of investment experience, beginning his career as an analyst in 1985 for Scott &

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MANAGEMENT OF THE FUND

Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He is a CFA charter holder, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.
Peter G. Greig, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.
Jonathan T.  Moody, CFA, is a principal, portfolio manager, and a member of The London Co.’s investment committee. Mr. Moody has managed the equity portion of the Predecessor Balanced Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group. Mr. Moody has over 20 years of investment experience. Mr. Moody started his career at Woodward and Associates, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management (now Trusco). Mr. Moody also worked at BB&T Capital Markets. Mr. Moody is a CFA charter holder and a member of CFA Virginia.
J. Wade Stinnette, Jr. is a portfolio manager and member of The London Co.’s investment committee. Mr. Stinnette has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in April 2008. He has over 20 years of investment experience, starting his career at Wachovia Corporation, and later with Tanglewood Asset Management. Mr. Stinnette earned his BS in Chemistry (With Distinction) from Virginia Military Institute and performed graduate studies in business at James Madison University. He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and was formerly Secretary and Treasurer of the CFA Society of South Carolina. He served six years as a Commissioned Officer in the United States Marine Corps.

FOR THE HENNESSY EQUITY AND INCOME FUND – FIXED INCOME INVESTMENTS AND FOR THE HENNESSY CORE BOND FUND
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Management Fee

For its services, each of the Funds pays the Manager a monthly management fee based upon its average daily net assets.

Hennessy Funds	Advisory Fee
Focus	0.90%
Large Cap Financial	0.90%
Small Cap Financial	0.90%
Technology	0.90%
Gas Utility Index	0.40%
Equity and Income	0.80%
Core Bond	0.80%

The Manager may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2011, the Predecessor Focus Fund, the Predecessor Large Cap Financial Fund, the Predecessor Small Cap Financial Fund, the Predecessor Technology Fund, the Predecessor Gas Utility Index Fund, the Predecessor Balanced Fund and the Predecessor Core Bond Fund paid advisory fees, after waiver or reimbursement, at the rate of 0.90%, 0.90%, 0.90%, 0.00%, 0.40%, 0.59%, and 0.32%, respectively.
Pursuant to Investment Sub-Advisory Agreements, the Manager pays a sub-advisory fee for the Hennessy Focus Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, based upon each Fund’s daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds.
A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the sub-advisors will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2012.

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Distribution Fees
Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to October 26, 2014.  Under these plans, each Fund pays a service and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.
If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Investor Class Shares and Account Minimum Investments
The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for each Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.
Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.
The Hennessy Focus Fund, Hennessy Small Cap Financial Fund, Hennessy Technology Fund, Hennessy Equity and Income Fund and Hennessy Core Bond Fund offer Institutional Class shares, and the minimum investment is $250,000.  Detailed information about these Funds’ Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354, or 1-415-899-1555.

Market Timing Policy
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.
Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly

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and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.
Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges
Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares
Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.
You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?
If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.
Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.
The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?
A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring

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SHAREHOLDER INFORMATION

instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.
All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.
To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?
You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.
If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.
To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE
You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan
For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.
If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans
You may invest in the Funds under the following retirement plans:
•Coverdell Education Savings Account
•Traditional IRA
•Roth IRA
•SEP-IRA for sole proprietors, partnerships and corporations
•SIMPLE-IRA

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The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?
You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class shares of the Fund or the dollar value of Investor Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.
When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.
Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.
You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

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SHAREHOLDER INFORMATION

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?
To protect a Fund and its shareholders, a signature guarantee is required in the following situations:
•The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•IRA transfer;
•Account ownership is being changed; and
•The redemption request is over $100,000.
In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.
A Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.
If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.
A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?
A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

How To Exchange Shares
You may exchange Investor Class or Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class and Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.
You may also exchange Investor Class or Original Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-

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advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.
Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?
You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program
As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five days prior to the next payment. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.
A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions
Each Fund, except the Hennessy Gas Utility Index Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund declares and pays any dividends from its net investment income, if any, annually.  The Hennessy Gas Utility Index Fund and Hennessy Equity and Income Fund declare and pay any such dividends quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.
You have four distribution options:
•Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•Split Cash Reinvest Options:
oYour dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
oYour dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

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•All Cash Option – Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.
You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).
If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions
The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.
The KBW Bank Sector Index is a capitalization-weighted index composed of 24 geographically diverse stocks representing national money center banks and leading regional institutions.
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.
The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.
The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Householding
To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery
The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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35

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years, or, if shorter, the period of the Predecessor Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).  The information (except for information for the six months ended April 30, 2012) for the Predecessor Funds for each period presented, except for the Predecessor Balanced Fund and Predecessor Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the Predecessor Funds, which is available upon request.  With respect to the Predecessor Balanced Fund and Predecessor Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report, which is available upon request.  The information for the fiscal years prior to March 31, 2010 for the Predecessor Balanced Fund and Predecessor Core Bond Fund was audited by other independent accountants.  The Predecessor Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the Predecessor Funds’ semi-annual report, which is available upon request.  All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Predecessor Funds’ management, necessary to a fair statement of the results for the interim periods presented.  In addition, all such adjustments are of a normal recurring nature.

HENNESSY FOCUS FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$49.80	$47.57	$37.56	$37.40	$57.97	$49.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.14	)3	(0.50	)3	(0.64	)1	(0.42	)1	(0.44	)1	0.08	1
Net Realized and Unrealized Gain (Loss) on Investments2	6.51	4.44	10.65	5.76	(19.51)	8.63
Total from Investment Operations	6.37	3.94	10.01	5.34	(19.95)	8.71
Distributions to Shareholders:
From Net Investment Income	—	—	—	—	(0.12)	—
From Net Realized Gain	(5.24)	(1.72)	—	(5.19)	(0.51)	(0.12)
Total Distributions	(5.24)	(1.72)	—	(5.19)	(0.63)	(0.12)
Paid-in Capital from Redemption Fees3	0.00	4	0.01	0.00	4	0.01	0.01	0.02
Net Increase (Decrease) in Net Asset Value	1.13	2.23	10.01	0.16	(20.57)	8.61
Net Asset Value – End of Period	$50.93	$49.80	$47.57	$37.56	$37.40	$57.97
TOTAL INVESTMENT RETURN5	14.26	%(A)	8.35%	26.65%	17.74%	(34.73)%	17.72%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Expenses Before Waivers6	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Net Investment Income (Loss) After Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
Net Investment Income (Loss) Before Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	12	%(A)	13%	5%	5%	17%	5%
Net Assets at End of Period (in thousands)	$694,457	$611,337	$670,840	$759,774	$717,780	$1,556,339

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

(800) 966-4354

36

FINANCIAL HIGHLIGHTS

HENNESSY LARGE CAP FINANCIAL FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$11.91	$12.88	$12.61	$11.14	$18.71	$21.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)2	0.02	4	(0.04	)4	(0.08	)1	0.00	1,5	0.14	1	0.14	4
Net Realized and Unrealized Gain (Loss) on Investments3	1.99	(0.93)	0.35	1.58	(3.86)	(0.97)
Total from Investment Operations	2.01	(0.97)	0.27	1.58	(3.72)	(0.83)
Distributions to Shareholders:
From Net Investment Income	—	—	—	(0.10)	(0.18)	(0.11)
Distribution in Excess of Net Investment Income	—	—	—	(0.02)	—	—
From Net Realized Gain	—	—	—	—	(3.68)	(2.02)
Total Distributions	—	—	—	(0.12)	(3.86)	(2.13)
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.00	5	0.01	0.01	0.00	5
Net Increase (Decrease) in Net Asset Value	2.01	(0.97)	0.27	1.47	(7.57)	(2.96)
Net Asset Value – End of Period	$13.92	$11.91	$12.88	$12.61	$11.14	$18.71
TOTAL INVESTMENT RETURN6	16.88	%(A)	(7.53)%	2.14%	14.52%	(23.76)%	(4.59)%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers2,7	1.56	%(B)	1.61%	1.78%	1.81%	1.88%	1.89%
Expenses Before Waivers7	1.56	%(B)	1.61%	1.78%	1.81%	2.01%	1.92%
Net Investment Income (Loss) After Waivers2	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.63%	0.59%
Net Investment Income (Loss) Before Waivers	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.50%	0.56%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	32	%(A)	97%	150%	220%	509%	95%
Net Assets at End of Period (in thousands)	$66,785	$55,684	$48,717	$37,195	$24,272	$15,951

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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37

HENNESSY SMALL CAP FINANCIAL FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$16.48	$18.11	$15.91	$15.22	$23.18	$32.70
Income (Loss) from Investment Operations:
Net Investment Income	0.10	3	0.21	3	0.08	1	0.06	1	0.24	1	0.29	1
Net Realized and Unrealized Gain (Loss) on Investments2	1.93	(1.66)	2.17	0.81	(1.69)	(5.31)
Total from Investment Operations	2.03	(1.45)	2.25	0.87	(1.45)	(5.02)
Distributions to Shareholders:
From Net Investment Income	(0.29)	(0.06)	(0.07)	(0.19)	(0.28)	(0.15)
From Net Realized Gain	—	(0.13)	—	—	(6.24)	(4.35)
Total Distributions	(0.29)	(0.19)	(0.07)	(0.19)	(6.52)	(4.50)
Paid-in Capital from Redemption Fees3	0.00	4	0.01	0.02	0.01	0.01	0.00	4
Net Increase (Decrease) in Net Asset Value	1.74	(1.63)	2.20	0.69	(7.96)	(9.52)
Net Asset Value – End of Period	$18.22	$16.48	$18.11	$15.91	$15.22	$23.18
TOTAL INVESTMENT RETURN5	12.50	%(A)	(8.12)%	14.27%	5.89%	(6.76)%	(18.02)%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Expenses Before Waivers6	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Net Investment Income After Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
Net Investment Income Before Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147%	13%
Net Assets at End of Period (in thousands)	$157,835	$154,206	$216,747	$187,561	$181,803	$144,214

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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38

FINANCIAL HIGHLIGHTS

HENNESSY TECHNOLOGY FUND

	For the Six
	Months Ended		For the Years Ended
	April 30, 2012		October 31,
	(unaudited)		2011		2010		2009		2008		2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.86		$11.00		$9.05		$6.96		$13.34		$11.97
Income (Loss) from Investment Operations:
Net Investment Loss2	(0.07	)4	(0.17	)4	(0.14	)1	(0.08	)1	(0.12	)1	(0.05	)1
Net Realized and Unrealized Gain (Loss) on Investments3	1.10		0.03		2.08		2.16		(5.03)		1.81
Total from Investment Operations	1.03		(0.14)		1.94		2.08		(5.15)		1.76
Distributions to Shareholders:
From Net Realized Gain	—		—		—		—		(1.23)		(0.39)
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.01		0.01		0.00	5	0.00	5
Net Increase (Decrease) in Net Asset Value	1.03		(0.14)		1.95		2.09		(6.38)		1.37
Net Asset Value – End of Period	$11.89		$10.86		$11.00		$9.05		$6.96		$13.34
TOTAL INVESTMENT RETURN6	9.48	%(A)	(1.27)%		21.55%		30.03%		(42.30)%		15.18%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.95	%(B)	1.95%		1.95%		1.95%		1.84%		1.70%
Expenses Before Waivers and Related Reimbursements7	3.22	%(B)	2.79%		2.50%		3.00%		1.92%		1.70%
Net Investment Loss After Waivers and Related Reimbursements2	(1.25	)%(B)	(1.54)%		(1.10)%		(1.05)%		(0.60)%		(0.41)%
Net Investment Loss Before Waivers and Related Reimbursements	(2.52	)%(B)	(2.38)%		(1.64)%		(2.10)%		(0.68)%		(0.41)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	62	%(A)	141%		353	%(C)	211%		175%		229%
Net Assets at End of Period (in thousands)	$6,205		$5,698		$8,207		$8,388		$7,689		$40,935

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

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39

HENNESSY GAS UTILITY INDEX FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$21.21	$17.83	$15.13	$15.26	$23.14	$19.48
Income (Loss) from Investment Operations:
Net Investment Income2	0.28	4	0.51	4	0.58	1	0.49	1	0.47	1	0.47	1
Net Realized and Unrealized Gain (Loss) on Investments3	1.25	3.59	2.72	0.60	(6.13)	3.67
Total from Investment Operations	1.53	4.10	3.30	1.09	(5.66)	4.14
Distributions to Shareholders:
From Net Investment Income	(0.27)	(0.51)	(0.58)	(0.49)	(0.47)	(0.48)
From Net Realized Gain	(0.16)	(0.21)	(0.02)	(0.74)	(1.75)	—
Total Distributions	(0.43)	(0.72)	(0.60)	(1.23)	(2.22)	(0.48)
Paid-in Capital from Redemption Fees4	0.01	5	0.00	5	0.00	5	0.01	0.00	5	0.00	5
Net Increase (Decrease) in Net Asset Value	1.11	3.38	2.70	(0.13)	(7.88)	3.66
Net Asset Value – End of Period	$22.32	$21.21	$17.83	$15.13	$15.26	$23.14
TOTAL INVESTMENT RETURN6	7.39	%(A)	23.54%	22.25%	8.18%	(26.81)%	21.51%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers2,7	0.67	%(B)	0.71%	0.76%	0.76%	0.70%	0.75%
Expenses Before Waivers7	0.67	%(B)	0.71%	0.77%	0.76%	0.70%	0.75%
Net Investment Income After Waivers2	2.64	%(B)	2.68%	3.51%	3.51%	2.39%	2.21%
Net Investment Income Before Waivers	2.64	%(B)	2.68%	3.50%	3.51%	2.39%	2.21%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	11	%(A)	17%	16%	26%	27%	22%
Net Assets at End of Period (in thousands)	$606,151	$433,782	$244,041	$193,679	$198,569	$285,951

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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40

FINANCIAL HIGHLIGHTS

HENNESSY EQUITY AND INCOME FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$12.99	$11.93	$11.52	$8.92	$12.27	$14.48	$13.48
Income (Loss) from Investment Operations:
Net Investment Income2	0.11	3	0.29	3	0.17	3	0.29	0.32	0.39	0.36
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.94	1.04	0.40	2.61	(3.23)	0.34	1.13
Total from Investment Operations	1.05	1.33	0.57	2.90	(2.91)	0.73	1.49
Distributions to Shareholders:
From Net Investment Income	(0.11)	(0.27)	(0.16)	(0.30)	(0.25)	(0.37)	(0.33)
From Net Realized Gain	—	—	—	—	(0.17)	(2.57)	(0.16)
Return of Capital	—	—	—	—	(0.03)	—	—
Total Distributions	(0.11)	(0.27)	(0.16)	(0.30)	(0.45)	(2.94)	(0.49)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.94	1.06	0.41	2.60	(3.35)	(2.21)	1.00
Net Asset Value – End of Period	$13.93	$12.99	$11.93	$11.52	$8.92	$12.27	$14.48
TOTAL INVESTMENT RETURN6	8.11	%(A)	11.30%	5.04	%(A)	32.76%	(24.28)%	4.45%	11.19%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.24	%3(B)	1.24	%3	1.24	%3(B)	1.25%	1.32%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements7	1.32	%(B)	1.54%	1.60	%(B)	1.69%	1.84%	1.66%	1.51%
Net Investment Income After Waivers
and Related Reimbursements	1.62	%3(B)	2.33	%3	2.56	%3(B)	2.70%	3.03%	2.75%	2.52%
Net Investment Income Before Waivers
and Related Reimbursements	1.54	%(B)	2.03%	2.21	%(B)	2.26%	2.50%	2.42%	2.34%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$128,621	$56,750	$41,499	$46,809	$18,858	$21,700	$24,260

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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41

HENNESSY CORE BOND FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$9.56	$9.82	$9.39	$8.75	$9.16	$9.71	$9.77
Income (Loss) from Investment Operations:
Net Investment Income2	0.16	3	0.35	3	0.23	3	0.38	0.35	0.42	0.50
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.16	(0.14)	0.42	0.69	(0.44)	—	0.05
Total from Investment Operations	0.32	0.21	0.65	1.07	(0.09)	0.42	0.55
Distributions to Shareholders:
From Net Investment Income	(0.12)	(0.32)	(0.22)	(0.38)	(0.32)	(0.39)	(0.51)
From Net Realized Gain	(0.08)	(0.15)	—	(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.20)	(0.47)	(0.22)	(0.43)	(0.32)	(0.97)	(0.61)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.12	(0.26)	0.43	0.64	(0.41)	(0.55)	(0.06)
Net Asset Value – End of Period	$9.68	$9.56	$9.82	$9.39	$8.75	$9.16	$9.71
TOTAL INVESTMENT RETURN6	3.40	%(A)	2.35%	6.98	%(A)	12.33%	(0.93)%	4.48%	5.87%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.30	%3(B)	1.30	%3	1.30	%3(B)	1.31%	1.33%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements7	2.31	%(B)	2.38%	2.10	%(B)	1.93%	2.14%	2.19%	1.97%
Net Investment Income After Waivers
and Related Reimbursements	3.30	%3(B)	3.66	%3	4.17	%3(B)	4.11%	4.02%	4.40%	5.18%
Net Investment Income Before Waivers
and Related Reimbursements	2.29	%(B)	2.58%	3.37	%(B)	3.49%	3.21%	3.53%	4.54%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$3,952	$4,047	$4,445	$4,615	$2,055	$2,030	$4,011

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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(800) 966-4354

PRIVACY POLICY

PRIVACY POLICY

We collect the following non-public personal information about you:

•information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Investor Class shares of the Hennessy Funds have the following fund symbol, cusip and SEC fund identifiers:

SEC Fund Identifier
Fund – Investor Class	Symbol	Cusip	Series	Class
Hennessy Focus Fund	HFCSX	42588P700	S000038529	C000118915
Hennessy Large Cap Financial Fund	HLFNX	42588P882	S000038530	C000118917
Hennessy Small Cap Financial Fund	HSFNX	42588P874	S000038531	C000118918
Hennessy Technology Fund	HTECX	42588P858	S000038532	C000118920
Hennessy Gas Utility Index Fund	GASFX	42588P833	S000038533	C000118922
Hennessy Equity and Income Fund	HEIFX	42588P825	S000038534	C000118924
Hennessy Core Bond Fund	HCBFX	42588P791	S000038535	C000118925

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds’ website (http://www.hennessyfunds.com).
Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:
The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance,
please call
The Hennessy Funds

1-800-966-4354 or
1-415-899-1555

HENNESSY FUNDS
INVESTOR CLASS SHARES
Hennessy Focus Fund
Hennessy Large Cap Financial Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Gas Utility Index Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

HENNESSY FUNDS

PROSPECTUS & OVERVIEW

OCTOBER 26, 2012

INSTITUTIONAL CLASS SHARES

Hennessy Focus Fund (HFCIX)
Hennessy Small Cap Financial Fund (HISFX)
Hennessy Technology Fund (HTCIX)
Hennessy Equity and Income Fund (HEIIX)
Hennessy Core Bond Fund (HCBIX)

1-800-966-4354   •   www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Institutional Class Shares

CONTENTS

Summary Information:
Hennessy Focus Fund	1
Hennessy Small Cap Financial Fund	4
Hennessy Technology Fund	7
Hennessy Equity and Income Fund	10
Hennessy Core Bond Fund	14
Important Additional Fund Information	17
Additional Investment Information	18
Management of the Funds	18
Shareholder Information
Pricing of Fund Shares	21
Account Minimum Investments	21
Market Timing Policy	21
Telephone Privileges	22
How to Purchase Shares	22
Automatic Investment Plan	23
Retirement Plans	24
How to Sell Shares	24
How to Exchange Shares	25
Systematic Cash Withdrawal Program	26
Dividends and Distributions	26
Tax Information	27
Householding	27
Electronic Delivery	27
Financial Highlights	28

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

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HENNESSY FOCUS FUND (HFCIX)

HENNESSY FOCUS FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.19%
Total Annual Fund Operating Expenses	1.09%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Focus Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Focus Fund, a series of The FBR Funds (the “Predecessor Focus Fund”), had a portfolio turnover rate of 13% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.
The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose

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1

HFCIX

money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Focus Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Focus Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.43% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Focus Fund’s Institutional class through September 30, 2012 is 9.88%.

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HENNESSY FOCUS FUND (HFCIX)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus Fund
Return Before Taxes	3.97%	3.58%	11.85%
Return After Taxes
on Distributions	2.34%	0.63%	10.16%
Return After Taxes
on Distributions
and Sale of Shares	4.65%	2.13%	10.07%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

The Portfolio Managers of the Fund are David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA.  Mr. Rainey, Mr. Macauley and Mr. Rothberg have served as co-Portfolio Managers of the Predecessor Focus Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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3

HISFX

HENNESSY SMALL CAP FINANCIAL FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.23%
Acquired Fund Fees and Expenses (AFFE)2	0.16%
Total Annual Fund Operating Expenses	1.29%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Small Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Small Cap Financial Fund, a series of The FBR Funds (the “Predecessor Small Cap Financial Fund”), had a portfolio turnover rate of 70% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net

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4

HENNESSY SMALL CAP FINANCIAL FUND (HISFX)

assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.
When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments:  The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Small Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Small Cap Financial Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance

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5

HISFX

(before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.43% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.67% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Small Cap Financial Fund’s Institutional Class through September 30, 2012 is 16.44%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Small
Cap Financial Fund
Returns before taxes	-15.52%	-3.13%	6.19%
Returns after taxes
on distributions	-15.94%	-4.29%	4.84%
Returns after taxes on
distributions and sale
of fund shares	-9.53%	-2.73%	5.38%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Small Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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6

HENNESSY TECHNOLOGY FUND (HTCIX)

HENNESSY TECHNOLOGY FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	1.63%
Acquired Fund Fees and Expenses (AFFE)2	0.03%
Total Annual Fund Operating Expenses	2.56%
Fee Waiver and/or Expense Reimbursement3	-0.83%
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement	1.73%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Technology Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$176	$718	$1,286	$2,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Technology Fund, a series of The FBR Funds (the “Predecessor Technology Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and

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7

HTCIX

retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).
Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risks:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

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8

HENNESSY TECHNOLOGY FUND (HTCIX)

Performance Information

The Fund is a successor to the Predecessor Technology Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Technology Fund after March 12, 2010 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Technology Fund’s Institutional Class through September 30, 2012 is 10.49%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
			Since
	One	Five	Inception
	Year	Year	(02/01/02)
Hennessy Technology Fund
Returns before taxes	-10.67%	-0.48%	3.91%
Returns after taxes
on distributions	-10.67%	-1.04%	-0.85%
Returns after taxes on
distributions and sale
of fund shares	-6.93%	-0.65%	-0.72%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	3.17%
NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	-1.80%	1.52%	3.17%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Portfolio Managers of the Fund are David H. Ellison and Winsor H. Aylesworth.  Mr. Ellison and Mr. Aylesworth have served as co-Portfolio Managers of the Predecessor Technology Fund since the commencement of operations in February 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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HEIIX

HENNESSY EQUITY AND INCOME FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.20%
Acquired Fund Fees and Expenses (AFFE)2	0.06%
Total Annual Operating Expenses	1.06%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Balanced Fund, a series of The FBR Funds (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 35% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.
The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s

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HENNESSY EQUITY AND INCOME FUND (HEIIX)

portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.
FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, the dollar-weighted average maturity of the Fund’s portfolio is 7.70 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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11

HEIIX

Performance Information

The Fund is a successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund’s Institutional Class shares.  The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Institutional Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.50% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.59% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Balanced Fund’s Institutional Class through September 30, 2012 is 7.86%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Equity and
Income Fund
Returns before taxes	10.84%	4.93%	6.69%
Returns after taxes
on distributions	10.28%	3.31%	5.22%
Returns after taxes on
distributions and sale
of fund shares	7.41%	3.55%	5.07%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	3.86%	2.61%	4.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are London Co. and FCI, for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

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12

HENNESSY EQUITY AND INCOME FUND (HEIIX)

Portfolio Managers

The London Co. investment team that is jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Wade Stinnette, Jr. (Portfolio Manager), J. Brian Campbell, CFA (Director of Research and Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager).  Messrs. Goddard and Moody have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007, Mr. Stinnette has been a Portfolio Manager of the Predecessor Balanced Fund since April 1, 2008, Mr. Campbell has been a Portfolio Manager of the Predecessor Balanced Fund since September 2010, and Mr. DeVaul has been a Portfolio Manager of the Predecessor Balanced Fund since July 2011.
The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

WWW.HENNESSYFUNDS.COM

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HCBIX

HENNESSY CORE BOND FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.51%
Acquired Fund Fees and Expenses (AFFE)2	0.21%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement3	-0.26%
Total Annual Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.26%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Core Bond Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).  The Manager has agreed to maintain these expense limitations with regard to the Fund through February 28, 2015.  The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred.  The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$128	$455	$804	$1,790

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Core Bond Fund, a series of The FBR Funds (the “Predecessor Core Bond Fund”), had a portfolio turnover rate of 57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities; asset-backed securities; and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).
The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to

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14

HENNESSY CORE BOND FUND (HCBIX)

fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, 2012, the dollar-weighted average maturity of the Fund’s portfolio was 8.18 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the Predecessor Core Bond Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund’s Institutional Class shares.  The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Institutional Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

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15

HCBIX

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.51% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.75% for the quarter ended March 31, 2005.

The year-to-date return of the Predecessor Core Bond Fund’s Institutional Class through September 30, 2012 is 6.90%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund
Returns before taxes	5.08%	5.71%	6.61%
Returns after taxes
on distributions	3.48%	3.78%	4.58%
Returns after taxes on
distributions and sale
of fund shares	3.49%	3.89%	4.55%
Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	5.80%	5.88%	5.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Core Bond Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Funds’ investment manager.
To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time. You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.
The minimum initial investment in Institutional Class shares of each Fund is $250,000. There is a $100 subsequent investment requirement for each of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund. Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. Purchases of the Funds made through a broker-dealer, financial institution or servicing agent may be aggregated to meet the minimum initial investment amount.
You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.  Each Fund will make distributions, if any, annually, usually in November or December.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.
If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. (the “Manager”) is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.
The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of July 31, 2012, the Manager managed approximately $885 million of net assets on behalf of the Hennessy Funds.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.
Winsor H. Aylesworth has served as co-portfolio manager of the Predecessor Technology Fund since the Fund’s commencement of operations.  Mr. Aylesworth has been employed by FBR Fund Advisers, Inc. since 1998.  He holds both an MS and MBA degree and previously was president of Grandview Advisers, Inc.
David H. Ellison Mr. Ellison has served as portfolio manager of the Predecessor Small Cap Financial Fund and co-portfolio manager of the Predecessor Technology Fund since the commencement of each Fund’s operations.  Prior to joining FBR Fund Advisers, Inc. as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Sub-Advisors

Pursuant to an Investment Sub-Advisory Agreement, the Manager retains Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA 22209, to manage the Hennessy Focus Fund.  In this capacity, subject to the supervision of the Manager and the Board, Broad Run directs the investment of the Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays Broad Run a fee from the Manager’s advisory fees.
Broad Run is newly registered with the SEC as an investment adviser.
Pursuant to Investment Sub-Advisory Agreements, the Manager retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City , MO 64110, to manage the Hennessy Equity and Income Fund’s equity and fixed income investments, respectively.  The Manager also retains FCI to manage the Hennessy Core Bond Fund.  In this capacity, subject to the supervision of the Manager and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Manager (and not the Funds) pays London Co. and FCI a fee from the Manager’s advisory fees.
London Co. is organized as a Virginia corporation and is registered with the SEC as an investment adviser.  London Co. has been providing investment advisory services since 1994. As of January 31, 2012, London Co. managed approximately $2.8 billion on behalf of its advisory clients such as individuals, charitable organizations and other registered investment companies.

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ADDITIONAL INFORMATION AND MANAGEMENT OF THE FUND

FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser.  FCI has been providing investment advisory services since 1966.  As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of its advisory clients such as high net worth individuals, banks, investment companies and other corporations.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.

FOR THE HENNESSY FOCUS FUND
David S. Rainey, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.
Ira M. Rothberg, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.
Brian E. Macauley, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

FOR THE HENNESSY EQUITY AND INCOME FUND – EQUITY INVESTMENTS
J. Brian Campbell, CFA, is a portfolio manager, director of research and a member of The London Co.’s investment committee. Mr. Campbell has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in September 2010. Mr. Campbell has over 11 years of industry experience beginning his career in 2000 as an equity analyst at INVESCO-National Asset Management. Before joining The London Co., Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management. Mr. Campbell received a B.B.A. in Finance (with Honors) from the University of Kentucky in 1998 and his MBA from the Kelley School of Business at Indiana University in 2004. Mr. Campbell is a CFA charter holder and a member of the CFA Society of Louisville.
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of The London Co.’s investment committee.  Mr. DeVaul has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in July 2011. Mr. DeVaul has over 15 years of professional experience beginning his career in public accounting followed by over 10 years in equity research. Before joining The London Co., Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments. Mr. DeVaul received a BS in Accounting from Liberty University in 1993 and his MBA from the University of Notre Dame in 1997. He is a CFA charter holder and a member of the CFA Society of Philadelphia. Mark is also a licensed CPA.
Stephen M. Goddard, CFA, is Managing Director and Founder of The London Company, and heads The London Co.’s  investment committee. Mr. Goddard has managed the equity portfolio of the Predecessor Balanced Fund since July 16, 2007. He has over 20 years of investment experience, beginning his career as an analyst in 1985 for Scott &

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Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He is a CFA charter holder, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.
Jonathan T.  Moody, CFA, is a principal, portfolio manager, and a member of The London Co.’s  investment committee. Mr. Moody has managed the equity portion of the Predecessor Balanced Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group. Mr. Moody has over 20 years of investment experience. Mr. Moody started his career at Woodward and Associates, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management (now Trusco). Mr. Moody also worked at BB&T Capital Markets. Mr. Moody is a CFA charter holder and a member of CFA Virginia.
J. Wade Stinnette, Jr. is a portfolio manager and member of The London Co.’s investment committee. Mr. Stinnette has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in April 2008. He has over 20 years of investment experience, starting his career at Wachovia Corporation, and later with Tanglewood Asset Management. Mr. Stinnette earned his BS in Chemistry (With Distinction) from Virginia Military Institute and performed graduate studies in business at James Madison University. He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and was formerly Secretary and Treasurer of the CFA Society of South Carolina. He served six years as a Commissioned Officer in the United States Marine Corps.

FOR THE HENNESSY EQUITY AND INCOME FUND – FIXED INCOME INVESTMENTS AND FOR THE HENNESSY CORE BOND FUND
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Management Fee

For its services, each of the Funds pays the Manager a monthly management fee based upon its average daily net assets.

Hennessy Funds	Advisory Fee
Focus	0.90%
Small Cap Financial	0.90%
Technology	0.90%
Equity and Income	0.80%
Core Bond	0.80%

The Manager may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2011, the Predecessor Focus Fund, the Predecessor Small Cap Financial Fund, the Predecessor Technology Fund, Predecessor Balanced Fund and the Predecessor Core Bond Fund paid advisory fees, after waiver or reimbursement, at the rate of 0.90%, 0.90%, 0.00%, 0.59%, and 0.32%, respectively.
Pursuant to Investment Sub-Advisory Agreements, the Manager pays a sub-advisory fee for the Hennessy Focus Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, based upon each Fund’s daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds.
A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the Sub-Advisor will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2012.

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SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.
If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Institutional Class Shares and Account Minimum Investments
Institutional Class shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.
The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is a $100 subsequent investment requirement for a Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase

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order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.
Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.
Although the Fund’s have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges
Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares
Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.
You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?
If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.
Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.
The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

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SHAREHOLDER INFORMATION

HOW DO I PURCHASE SHARES BY WIRE?
A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds.  If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent.  U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing.  Wired funds received after that time will be processed the following day with the following day’s pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.
All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.
To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?
You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.
If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.
To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE
You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan
For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.
If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

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Retirement Plans
You may invest in the Funds under the following retirement plans:
•Coverdell Education Savings Account
•Traditional IRA
•Roth IRA
•SEP-IRA for sole proprietors, partnerships and corporations
•SIMPLE-IRA
The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative.  Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?
You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your account, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.
When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.
Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

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SHAREHOLDER INFORMATION

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?
To protect a Fund and its shareholders, a signature guarantee is required in the following situations:
•The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•IRA transfer; and
•Account ownership is being changed.
In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.
A Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.
If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.
A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY CONVERTED?
If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap

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Fund and the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

How To Exchange Shares
You may exchange Institutional Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class or Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.
You may also exchange Institutional Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.
Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?
You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program
The Fund's Investor Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

Dividends and Distributions
Each Fund, except the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund declares and pays any dividends from its net investment income, if any, annually.  The Hennessy Equity and Income Fund declares and pays any such dividends quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.
You have four distribution options:
•Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•Split Cash Reinvest Options:
 oYour dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

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SHAREHOLDER INFORMATION

 oYour dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•All Cash Option – Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.
You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).
If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions
The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.
The KBW Bank Sector Index is a capitalization-weighted index composed of 24 geographically diverse stocks representing national money center banks and leading regional institutions.
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.
The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.
The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Householding
To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery
The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years, or, if shorter, the period of the Predecessor Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).  The information (except for information for the six months ended April 30, 2012) for the Predecessor Funds for each period presented, except for the Predecessor Balanced Fund and Predecessor Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the Predecessor Funds, which is available upon request.  With respect to the Predecessor Balanced Fund and Predecessor Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report of the Predecessor Funds, which is available upon request.  The information for the fiscal years prior to March 31, 2010 for the Predecessor Balanced Fund and Predecessor Core Bond Fund was audited by other independent accountants.  The Predecessor Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the Predecessor Funds’ semi-annual report, which is available upon request.  All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Predecessor Funds’ management, necessary to a fair statement of the results for the interim periods presented.  In addition, all such adjustments are of a normal recurring nature.

HENNESSY FOCUS FUND

	For the Six								For the
	Months Ended		For the Years Ended						Period Ended
	April 30, 2012		October 31,						October 31,
	(unaudited)		2011		2010*		2009		2008**
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$50.02		$47.64		$37.84		$130.93		$180.00
Income (Loss) from Investment Operations:
Net Investment Loss	(0.08	)3	(0.37	)3	(0.41	)1	(0.25	)1	(0.20	)1
Net Realized and Unrealized Gain (Loss) on Investments2	6.55		4.47		10.58		0.59		(49.05)
Total from Investment Operations	6.47		4.10		10.17		0.34		(49.25)
Distributions to Shareholders:
From Net Investment Income	—		—		(0.37)		—		—
From Net Realized Gain	(5.24)		(1.72)		—		(93.45)		—
Paid-in Capital from Redemption Fees3	0.00	4	0.00	4	0.00	4	0.02		0.18
Net Increase (Decrease) in Net Asset Value	1.23		2.38		9.80		(93.09)		(49.07)
Net Asset Value – End of Period	$51.25		$50.02		$47.64		$37.84		$130.93
TOTAL INVESTMENT RETURN5	14.41	%(A)	8.53%		27.32%		18.15%		(27.30	)%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.11	%(B)	1.15%		1.26%		1.15%		1.05	%(B)
Expenses Before Waivers6	1.11	%(B)	1.15%		1.26%		1.15%		1.05	%(B)
Net Investment Loss After Waivers	(0.31	)%(B)	(0.76)%		(1.06)%		(0.88)%		(0.70	)%(B)
Net Investment Loss Before Waivers	(0.31	)%(B)	(0.76)%		(1.06)%		(0.88)%		(0.70	)%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	12	%(A)	13%		5%		5%		17	%(A)
Net Assets at End of Period (in thousands)	$63,549		$49,005		$36,811		$34,225		$16,831

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
**	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
1
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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FINANCIAL HIGHLIGHTS

HENNESSY SMALL CAP FINANCIAL FUND

For the Six	For the
Months Ended	For the Years Ended	Period Ended
April 30, 2012	October 31,	October 31,
(unaudited)	2011	2010	2009	2008*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.55	$11.70	$10.34	$9.96	$10.00
Income (Loss) from Investment Operations:
Net Investment Income2	0.07	4	0.19	4	0.09	1	0.19	1	0.02	1
Net Realized and Unrealized Gain (Loss) on Investments3	1.22	(1.09)	1.40	0.40	(0.06)
Total from Investment Operations	1.29	(0.90)	1.49	0.59	(0.04)
Distributions to Shareholders:
From Net Investment Income	(0.35)	(0.12)	(0.13)	(0.21)	—
From Net Realized Gain	—	(0.13)	—	—	—
Total Distributions	(0.35)	(0.25)	(0.13)	(0.21)	—
Paid-in Capital from Redemption Fees4	0.00	5	—	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.94	(1.15)	1.36	0.38	(0.04)
Net Asset Value – End of Period	$11.49	$10.55	$11.70	$10.34	$9.96
TOTAL INVESTMENT RETURN6	12.62	%(A)	(8.00)%	14.52%	6.14%	(0.40	)%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Expenses Before Waivers and Related Reimbursements7	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Net Investment Income After Waivers and Related Reimbursements2	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
Net Investment Income Before Waivers and Related Reimbursements	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147	%(A)
Net Assets at End of Period (in thousands)	$28,048	$19,894	$25,011	$10,638	$3,952

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
1
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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HENNESSY TECHNOLOGY FUND

	For the Six
	Months Ended		For the		For the
	April 30,		Years Ended		Period Ended
	2012		October 31,		October 31,
	(unaudited)		2011		2010*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.89		$11.00		$10.46
Income (Loss) from Investment Operations:
Net Investment Loss2	(0.06	)4	(0.14	)4	(0.07	)1
Net Realized and Unrealized Gain on Investments3	1.13		0.03		0.61
Total from Investment Operations	1.07		(0.11)		0.54
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.00	5
Net Increase (decrease) in Net Asset Value	1.07		(0.11)		0.54
Net Asset Value – End of Period	$11.96		$10.89		$11.00
TOTAL INVESTMENT RETURN6	9.83	%(A)	(1.00)%		5.16	%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.70	%(B)	1.70%		1.70	%(B)
Expenses Before Waivers and Related Reimbursements7	4.44	%(B)	3.45%		2.34	%(B)
Net Investment Loss After Waivers and Related Reimbursements2	(1.00	)%(B)	(1.24)%		(0.77	)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(3.74	)%(B)	(2.99)%		(1.41	)%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	62	%(A)	141%		353	%(A)(C)
Net Assets at End of Period (in thousands)	$1,206		$1,156		$4,611

*	Represents the period from inception of share class (March 12, 2010) through October 31, 2010.
1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

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FINANCIAL HIGHLIGHTS

HENNESSY EQUITY AND INCOME FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98	$13.04
Income (Loss) from Investment Operations:
Net Investment Income2	0.12	3	0.32	3	0.18	3	0.30	0.33	0.42	0.38
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.89	0.99	0.38	2.50	(3.10)	0.33	1.10
Total from Investment Operations	1.01	1.31	0.56	2.80	(2.77)	0.75	1.48
Distributions to Shareholders:
From Net Investment Income	(0.13)	(0.31)	(0.17)	(0.33)	(0.26)	(0.41)	(0.38)
From Net Realized Gain	—	—	—	—	(0.17)	(2.57)	(0.16)
Return of Capital	—	—	—	—	(0.04)	—	—
Total Distributions	(0.13)	(0.31)	(0.17)	(0.33)	(0.47)	(2.98)	(0.54)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.88	1.00	0.39	2.47	(3.23)	(2.23)	0.94
Net Asset Value – End of Period	$13.26	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98
TOTAL INVESTMENT RETURN6	8.17	%(A)	11.62%	5.19	%(A)	33.10%	(24.13)%	4.75%	11.47%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	0.99	%3(B)	0.99	%3	0.99	%3(B)	0.99%	1.07%	1.08%	1.08%
Expenses Before Waivers and
Related Reimbursements7	1.03	%(B)	1.12%	1.20	%(B)	1.43%	1.58%	1.41%	1.25%
Net Investment Income After
Waivers and Related Reimbursements	1.91	%3(B)	2.69	%3	2.82	%3(B)	3.01%	3.24%	3.00%	2.76%
Net Investment Income Before Waivers
and Related Reimbursements	1.87	%(B)	2.56%	2.60	%(B)	2.57%	2.73%	2.67%	2.59%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$75,550	$55,283	$42,169	$39,403	$31,127	$41,206	$47,390

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

WWW.HENNESSYFUNDS.COM

31

HENNESSY CORE BOND FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$8.77	$9.05	$8.67	$8.11	$8.52	$9.10	$9.15
Income (Loss) from Investment Operations:
Net Investment Income2	0.15	3	0.34	3	0.23	3	0.37	0.35	0.39	0.49
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.15	(0.12)	0.38	0.64	(0.42)	0.03	0.05
Total from Investment Operations	0.30	0.22	0.61	1.01	(0.07)	0.42	0.54
Distributions to Shareholders:
From Net Investment Income	(0.16)	(0.35)	(0.23)	(0.40)	(0.34)	(0.42)	(0.49)
From Net Realized Gain	(0.08)	(0.15)	—	(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.24)	(0.50)	(0.23)	(0.45)	(0.34)	(1.00)	(0.59)
Paid-in Capital from Redemption Fees2	0.00	0.00	5	0.00	5	0.00	5	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.06	(0.28)	0.38	0.56	(0.41)	(0.58)	(0.05)
Net Asset Value – End of Period	$8.83	$8.77	$9.05	$8.67	$8.11	$8.52	$9.10
TOTAL INVESTMENT RETURN6	3.52	%(A)	2.62%	7.15	%(A)	12.62%	(0.74)%	4.78%	6.11%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.05	%3(B)	1.05	%3	1.05	%3(B)	1.06%	1.08%	1.08%	1.08%
Expenses Before Waivers and
Related Reimbursements7	1.39	%(B)	1.43%	1.47	%(B)	1.69%	1.89%	1.94%	1.72%
Net Investment Income After
Waivers and Related Reimbursements	3.55	%3(B)	3.92	%3	4.41	%3(B)	4.37%	4.27%	4.46%	5.44%
Net Investment Income Before Waivers
and Related Reimbursements	3.21	%(B)	3.54%	4.00	%(B)	3.74%	3.46%	3.60%	4.80%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$28,616	$23,247	$24,248	$23,885	$22,053	$21,953	$13,234

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

(800) 966-4354

32

PRIVACY POLICY

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

 and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Funds have the following fund symbol, cusip and SEC fund identifiers:

SEC Fund Identifier
Fund – Institutional Class	Symbol	Cusip	Series	Class
Hennessy Focus Fund	HFCIX	42588P809	S000038529	C000118916
Hennessy Small Cap Financial Fund	HISFX	42588P866	S000038531	C000118919
Hennessy Technology Fund	HTCIX	42588P841	S000038532	C000118921
Hennessy Equity and Income Fund	HEIIX	42588P817	S000038534	C000118923
Hennessy Core Bond Fund	HCBIX	42588P783	S000038535	C000118926

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds’ website (http://www.hennessyfunds.com).
Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:
The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance,
please call
The Hennessy Funds

1-800-966-4354 or
1-415-899-1555

HENNESSY FUNDS
INSTITUTIONAL CLASS SHARES
Hennessy Focus Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

STATEMENT OF ADDITIONAL INFORMATION	October 26, 2012
HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California  94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (“SAI”) relates to the Funds and Classes identified below (each a “Fund,” and, collectively, the “Funds”).  The SAI is not a prospectus and should be read in conjunction with the current Prospectuses of the Funds for the Investor Class shares and for the Institutional Class shares (collectively, the “Fund Prospectuses”), each dated October 26, 2012.  A copy of the Fund Prospectuses may be obtained by calling or writing to the Funds at the telephone number or address shown above.

Hennessy Focus Fund Investor Class (HFCSX) and Institutional Class (HFCIX)

Hennessy Large Cap Financial Fund Investor Class (HLFNX)

Hennessy Small Cap Financial Fund Investor Class (HSFNX) and Institutional Class (HISFX)

Hennessy Technology Fund Investor Class (HTECX) and Institutional Class (HTCIX)

Hennessy Gas Utility Index Fund Investor Class (GASFX)

Hennessy Equity and Income Fund Investor Class (HEIFX) and Institutional Class (HEIIX)

Hennessy Core Bond Fund Investor Class (HCBFX) and Institutional Class (HCBIX)

As detailed below, each Fund is a successor to a series of The FBR Funds, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on October 26, 2012 (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”):

o	The Hennessy Focus Fund is the successor to the FBR Focus Fund;

o	The Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund;

o	The Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund;

o	The Hennessy Technology Fund is the successor to the FBR Technology Fund;

o	The Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund;

o	The Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; and

o	The Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund.

Prior to that date, each Fund had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds (the Investor Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund), and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds (the Institutional Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund).

The Predecessor Funds’ audited financial statements for the fiscal year ended October 31, 2011 and the related Notes to the Financial Statements for the Predecessor Funds, as well as the Report of Independent Registered Public Accounting Firm from the Predecessor Funds’ Annual Report for the fiscal year ended October 31, 2011 are incorporated by reference into this SAI (meaning such documents are legally part of this SAI) and are on file with the Securities and Exchange Commission.  The Predecessor Funds’ Annual Report is available without charge by calling the Funds at the toll-free telephone number shown above or by visiting the Funds’ Website at www.hennessyfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	2
INVESTMENT CONSIDERATIONS	5
TRUSTEES AND OFFICERS	25
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	35
MANAGEMENT OF THE FUNDS	42
PORTFOLIO TRANSACTIONS	54
DISCLOSURE OF PORTFOLIO HOLDINGS	57
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	58
ABANDONED PROPERTY	59
VALUATION OF SHARES	59
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES	59
ANTI-MONEY LAUNDERING PROGRAM	64
OTHER INFORMATION	65
DESCRIPTION OF SECURITIES RATINGS	69

i

FUND HISTORY AND CLASSIFICATION

Hennessy Funds Trust (“HFT”), a Delaware statutory trust that was organized on September 17, 1992, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  HFT consists of nine series of shares of beneficial interest, having no par value (the “Shares”).  The series described in this SAI are the Hennessy Focus Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, the Hennessy Technology Fund, the Hennessy Gas Utility Index Fund, the Hennessy Equity and Income Fund, and the Hennessy Core Bond Fund.  Each of the Hennessy Focus Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, the Hennessy Technology Fund and the Hennessy Gas Utility Index Fund is a non-diversified portfolio.  Each of the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund is a diversified portfolio.  Much of the information contained in this SAI expands on subjects discussed in the Fund Prospectuses. No investment in Shares of the Funds should be made without first reading the Fund Prospectuses.

The Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”) and the Hennessy Large Value Fund (the “Large Value Fund”) are also series of HFT.  Each of the Cornerstone Large Growth Fund and the Large Value Fund is a diversified portfolio.  Information about the Cornerstone Large Growth Fund and the Large Value Fund is contained in a separate Statement of Additional Information.

The Funds offer two separate classes of Shares (each a “Class”): all of the Funds offer Investor Class Shares, and certain of the Funds offer Institutional Class Shares.  Consult the Fund Prospectuses to see which Funds currently offer Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund or Hennessy Advisors, Inc. (the “Manager”); and (3) the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value (“NAV”) of that Class in relation to the NAV of the applicable Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

As detailed below, each Fund is a successor to a Predecessor Fund:

o	The Hennessy Focus Fund is the successor to the FBR Focus Fund;

o	The Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund;

o	The Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund;

o	The Hennessy Technology Fund is the successor to the FBR Technology Fund;

o	The Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund;

o	The Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; and

o	The Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund.

The Predecessor Funds were managed by FBR Fund Advisers, Inc. (the “Prior Adviser”), and had the same investment objectives and substantially the same strategies as the Funds.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class Shares of the Funds, and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class Shares of the Funds.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES FUNDS OTHER THAN GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of each of the Funds other than the Hennessy Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to a Fund on an individual basis.

The Funds (other than Hennessy Gas Utility Index Fund) may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.  Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.  . (As of the date of this SAI, the 1940 Act permits a Fund to borrow money from banks provided that it maintains continuous asset coverage of at least 300% of all amounts borrowed.  For purposes of this investment restriction, entry into the following transactions shall not constitute senior securities to the extent the Fund covers the transaction or maintains sufficient liquid assets in accordance with applicable requirements: when-issued securities transactions, forward roll transactions, short sales, forward commitments, futures contracts and reverse repurchase agreements. In addition, hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities for purposes of this investment restriction.)

4. Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing.

5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities.

7. With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the United States government (“U.S. Government”) or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that (a) with respect to the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund’s total assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and (b) with respect to the Hennessy Technology Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology group of  industries.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of the Hennessy Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis.

The Fund may not:

1.  Issue senior securities.

2.  Make short sales of securities or purchase securities on margin.

3. Borrow money except as a temporary measure to facilitate redemptions.  Such borrowing may not exceed 30% of the Fund’s total assets, taken at current value, before such borrowing.  The Fund may not purchase securities if a borrowing by the Fund is outstanding.

4. Underwrite securities of any other issuer, nor purchase or sell restricted securities.

5. Purchase or sell real estate or real estate mortgage loans.

6. Buy or sell commodities or futures contracts.

7. Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be Invest in oil, gas or other mineral leases.

8. Make loans except through repurchase agreements provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

9. Purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5% of the Fund’s assets.

10. Purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the utilities industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES ALL FUNDS

The following investment restrictions (or operating policies) may be changed with respect to the Funds by the Board of Trustees without shareholder approval:

1. No Fund will invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A promulgated under the 1933 Act, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”), shall not be deemed illiquid solely by reason of being unregistered.  The Manager determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2. No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

3. The Hennessy Gas Utility Index Fund may not invest in warrants.

GENERAL

 The policies and limitations listed above supplement those set forth in the Fund Prospectuses.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT CONSIDERATIONS

The Fund Prospectuses describe the principal investment strategies and risks of the Funds.  This section expands upon that discussion and also describes the non-principal investment strategies and risks of the Funds.

SPECIAL NOTE REGARDING RECENT MARKET EVENTS

Events in the financial sector over the past few years have resulted in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestic and international.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect of the Funds’ investments.  It is uncertain how long these conditions will continue.

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (the “Commission” or “SEC”), the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. Governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  The effect of any such actions, if taken, cannot be known.

SHORT-TERM DEBT OBLIGATIONS

The Funds may invest in short-term instruments which may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  Bankers’ acceptances are instruments of the U.S. banks which are drafts or bills of exchange “accepted” by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security’s credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds.  If the structure does not perform as intended, adverse tax or investment consequences may result.  With respect to each Fund, there may be times when, in the opinion of the Manager, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund’s normal investment programs.  Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations.  To the extent that a Fund’s assets are so invested, they will not be invested so as to meet its investment objective.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

 GOVERNMENT AGENCY SECURITIES

Government agency securities, often called agencies, are indirect obligations of the U.S. Government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

GOVERNMENT-SPONSORED ENTERPRISES

Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.

 On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. Government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters.  Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

RISKS ASSOCIATED WITH INVESTING IN U.S. GOVERNMENT SECURITIES

The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, they are considered to have minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.

 However, another type of risk that may affect a Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government security held by the Funds, while a decline in interest rates would generally increase the market value of such investment.

BANK MONEY MARKET INSTRUMENTS

Bank money market instruments are short-term obligations of depository institutions which provide high liquidity and a relatively low risk way to earn interest on cash reserves.

RISKS OF BANK MONEY MARKET INSTRUMENTS

Bank deposits and CDs are insured to $250,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”).  The FDIC and NCUA are federally sponsored agencies.

REPURCHASE AGREEMENTS

A repurchase agreement is an agreement where the Funds acquire a debt security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).  Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Funds.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Funds’ custodian bank until repurchased.

REASONS TO USE REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises: (i) for defensive purposes due to market conditions; or (ii) to generate income from the Funds’ excess cash balances.  The Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

RISKS OF REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Manager acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

 RISKS OF REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a Fund under the 1940 Act.

FOREIGN INVESTMENTS

The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and securities purchased on foreign securities exchanges and over-the-counter.

 Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

 Other permissible investments include: Eurodollar Certificates of Deposit (“ECDs”), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits (“CTDs”), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.  Such investments may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

RISKS OF FOREIGN INVESTMENTS

 The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

 Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

 Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

 The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

 The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

 Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust’s Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Fund’s investments and, through reports from the Manager, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a Fund’s investments, the Manager may consider various factors, including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Manager may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

 Restricted securities are securities which cannot be sold to the public without registration under the 1933 Act.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

 The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Manager’s selection of Rule 144A securities as well as any determinations as to their liquidity.

SECURITIES LENDING

 Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While a Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Manager has determined are creditworthy under guidelines established by the Trustees.  Each Fund will limit its securities lending to 33 1/3% of total assets.

RISKS OF SECURITIES LENDING

Each Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral.  However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller’s or borrower’s obligation, the Fund could suffer a loss.

BORROWING

Each Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each Fund’s total assets.  Additionally, each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each Fund’s total assets at the time when the loan is made.

THE FOLLOWING INVESTMENTS AND RISKS APPLY TO ALL FUNDS EXCEPT THE HENNESSY GAS UTILITY INDEX FUND

 CONVERTIBLE SECURITIES.  The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

 ASSET-BACKED SECURITIES.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

 MORTGAGED-BACKED SECURITIES.  The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

 Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Manager purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to a Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie

Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as “Freddie Mac PC’s”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by certain of the Funds.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.  These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

These economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience further declines after they are purchased by such Fund.

The rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, and could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds that have invested in mortgage-related securities collateralized by these residential mortgage loans.

STRUCTURED SECURITIES.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

VARIABLE OR FLOATING RATE SECURITIES.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

SWAP AGREEMENTS.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The Funds are not limited to any particular form of swap agreement if the Manager determines it is consistent with a Fund’s investment objective and policies.

 In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

 Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.

 The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

 Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

 INDEXED SECURITIES.  The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

 The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

 STRIPPED SECURITIES.  The Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Funds.

ZERO COUPON BONDS.  The Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

REAL ESTATE-RELATED INVESTMENTS.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

LOWER-RATED DEBT SECURITIES.  The Funds may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Manager to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Manager’s research and credit analysis are an especially important part of managing securities of this type held by the Funds.  In considering investments for the Funds, the Manager will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

LOANS AND OTHER DEBT INSTRUMENTS.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

FOREIGN CURRENCY TRANSACTIONS.  Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.  The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

 The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

 A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if a Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Manager’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the

Fund if currencies do not perform as anticipated.  For example, if a currency’s value rose at a time when the Manager had hedged a Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency’s appreciation.  If a Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Manager increases a Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

FUTURES CONTRACTS.  The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

 A Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS.  A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund “covers” a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code’s requirements for qualification as a registered investment company and the Fund’s intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

OPTIONS.  The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS.  A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS.  A Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS.  A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

OPTIONS ON FOREIGN SECURITIES.  The Funds may purchase and sell options on foreign securities if the Manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS.  Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

 Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Manager may be considered such a group.  These position limits may restrict the Funds’ ability to purchase or sell options on particular securities.

 Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Funds’ use of options.

SPECIAL EXPIRATION PRICE OPTIONS.  The Funds may purchase over-the-counter (“OTC”) puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Manager believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a Fund’s profits if the special expiration price options are exercised.  A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Focus Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Focus Fund will not purchase these options with respect to more than 25% of the value of its net assets.

 LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

SHORT SALES.  Each Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

INVESTMENT COMPANY SECURITIES.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and exchange-traded funds (“ETFs”) which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

WHEN-ISSUED SECURITIES.  Each Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.  When a Fund agrees to purchase securities on a when-issued basis, the Fund’s custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund’s commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

RIGHTS AND WARRANTS.  The Hennessy Technology Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Technology Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

DISCUSSION OF INDEX METHODOLOGY – HENNESSY GAS UTILITY INDEX FUND

The American Gas Association Stock Index (the “Index”) is comprised of the common stock of approximately 64 publicly traded companies whose securities are traded on a United States stock exchange (exclusive of treasury stock), and are members of the American Gas Association (“AGA”).  While securities in such companies will be domestic U. S. securities, they may include foreign securities, such as ADRs, EDRs or GDRs.  These companies are engaged in the distribution and/or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services (“AUS”) for AGA pursuant to a contractual agreement between AGA and AUS.  AGA has ultimate responsibility to ensure that AUS’s calculations are performed according to its Administrative Services Agreement with the Fund.

The Index is computed by multiplying the number of outstanding shares of common stock of each AGA member company by the closing market price per share at the Index date.  This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission.  This process, completed at least annually, is done to recognize the natural gas component of the company’s asset base.  The result is each company’s “gas market capitalization value”.  The sum of all the companies’ “gas market capitalization values” is totaled.  This summation results in a base number called the “industry’s gas market capitalization value”.  Each company’s stock percentage within the Index is determined by dividing the company’s “gas market capitalization value” by the “industry’s gas market capitalization value”.  The “gas market capitalization value” for each company will be recalculated at least quarterly.  In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated.  The Manager seeks to purchase sufficient shares of each company’s stock such that its proportion of the Fund’s assets will substantially equal that stock’s proportion of the Index.  The Manager will monitor the Fund’s securities holdings so that those holdings reflect the composition of the Index.  As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Manager will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index.  In both rising and falling markets, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  For the fiscal year ended October 31, 2011, the Predecessor Fund achieved a 99.5% correlation.  Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly.  Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the Fund are made.  To minimize brokerage and transaction expenses, the Manager will make adjustments to the Fund in accordance with the following methodology.  Comparison of the actual composition of the Fund to the theoretical target will be made daily.  Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the Index.  The percentage of each stock holding is based on the Fund’s net asset value.  For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets.  Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring, in the Manager’s view, unreasonable transaction expenses.

TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Funds are managed by their Officers under the direction of the Board of Trustees.  The name, age (as of June 30, 2012), address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of the Funds are set forth below.  The following funds are the only funds in the fund complex (the “Hennessy Funds”): (1) the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of Hennessy Mutual Funds, Inc., a Maryland corporation (“HMFI”); (2) the Funds, the Cornerstone Large Growth Fund and the Large Value Fund, each of which is organized as a separate investment portfolio or series of HFT; (3) the Hennessy Total Return Fund and the Hennessy Balanced Fund, each of which is organized as a separate investment portfolio or series of Hennessy Funds, Inc., a Maryland corporation (“HFI”); and (4) the Select Japan Fund and the Select Japan Smaller Companies Fund, each of which is organized as a separate investment portfolio or series of Hennessy SPARX Funds Trust (“HSFT”).

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa Age: 76 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. DeSousa is a real estate investor.	16	None.
Robert T. Doyle Age: 64 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	16	None.
Gerald P. Richardson Age: 66 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since May 2004 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Richardson is an independent consultant in the securities industry.	16	None.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1) Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT Officer: 1 year term Served since June 2008 HMFI, HFI and HFT; and since September 2009 HSFT	Mr. Hennessy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. He currently serves as President, Chairman, CEO, Portfolio Manager and CIO of Hennessy Advisors, Inc.	16	Director of Hennessy Advisors, Inc.
Joe Fahy(1) Age: 34 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Chief Compliance Officer	1 year term Since June 2010 HMFI, HFI, HFT and HSFT	Mr. Fahy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2005.	N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons

Ana Miner(1) Age: 54 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Operations	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Ms. Miner has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1998	N/A	N/A
Teresa M. Nilsen(1) Age: 46 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Ms. Nilsen has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989.  She currently serves as Executive Vice President, Chief Operations Officer, Chief Financial Officer and Secretary of Hennessy Advisors, Inc.
				N/A	N/A
Daniel B. Steadman(1) Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Mr. Steadman has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2000.  He currently serves as Executive Vice President and Chief Compliance Officer of Hennessy Advisors, Inc.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Tania A. Kelley(1) Age: 46 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Marketing	1 year term Since October 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Ms. Kelley has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2003.	N/A	N/A
Brian Peery(1) Age: 42 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term As Vice President, since March 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT As Co-Portfolio Manager, since February 2011 HMFI, HFI, HFT and HSFT	Mr. Peery has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2002.	N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Pursuant to the terms of the Management Agreements (as defined below) with HFT, the Manager, on behalf of the Funds, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Director/Trustee and portfolio manager of the Hennessy Funds for many years.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Director/Trustee.  J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 15 years has provided him with a solid understanding of the mutual fund industry.  Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds.  Further, Mr. Doyle’s diligent and thoughtful service as a Director/Trustee of the Hennessy Funds for over 15 years has provided him with a detailed understanding of the mutual fund industry.  As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses.  Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Directors/Trustees.  Each of Messrs. DeSousa, Doyle and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle and Richardson should serve as a Director/Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Directors/Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds.  The Board of Directors/Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board of Directors/Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy, who is an Interested Person of the Funds, serves as the Chairman of the Board of Directors/Trustees.  The Hennessy Funds do not have a lead disinterested Director/Trustee.  The small size of the Board of Directors/Trustees, consisting of one interested Director/Trustee and three disinterested Directors/Trustees, facilitates open discussion and significant involvement by all of the directors without the need for a lead disinterested Director/Trustee.  Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Directors/Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Directors/Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Directors/Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders.  In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

Through its direct oversight role, and indirectly through the Audit Committee, Hennessy Funds officers and service providers, the Board of Directors/Trustees performs a risk oversight function for the Hennessy Funds.  To effectively perform its risk oversight function, the Board of Directors/Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Directors/Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below.  The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson.  The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records.  The Audit Committee met twice during the fiscal year ended October 31, 2011.

BOARD COMPENSATION

The Hennessy Funds pay Directors/Trustees who are not interested persons of the Funds (each, a “Disinterested Director”) fees for serving as Directors/Trustees.  HMFI pays each Disinterested Director a $2,250 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund pays one-third.  HFT pays each Disinterested Director a $750 fee per series of HFT for each meeting of the Board of Trustees attended.  HFI pays each Disinterested Director a $1,000 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Total Return Fund and Balanced Fund each pays one-half.  HSFT pays each Disinterested Director a $1,500 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Hennessy Select Japan Fund and the Hennessy Select Japan Smaller Companies Fund each pays one-half.  The Hennessy Funds may also reimburse Directors/Trustees for travel expenses incurred in order to attend meetings of the Board of Directors/Trustees.

The Funds commenced operations on or following the date of this SAI.  The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2011.

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Directors
J. Dennis DeSousa	$11,250	$0	$0	$35,000
Robert T. Doyle	$11,250	$0	$0	$35,000
Gerald P. Richardson	$11,250	$0	$0	$35,000

“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation estimated to be paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ending October 31, 2013.

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Directors
J. Dennis DeSousa	$27,000	$0	$0	$46,000
Robert T. Doyle	$27,000	$0	$0	$46,000
Gerald P. Richardson	$27,000	$0	$0	$46,000

“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

Because the Manager and the Funds’ administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees.  No officer, director or employee of the Manager or the Hennessy Funds’ administrator receives any compensation from the Hennessy Funds for acting as a Director/Trustee or Officer.

ADVISORY BOARD

The Board of Trustees has established an advisory board (the “Advisory Board”) whose members each previously served as the Independent Trustees of the Predecessor Funds.  Information regarding the members of the Advisory Board is set forth below.  The members of the Advisory Board will serve in that capacity for a two-year period commencing on or about October 26, 2012.  The Advisory Board provides guidance to the Board of Trustees as to investments of the Funds, and the following three other funds that are also advised by the Manager: the Hennessy Cornerstone Large Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund, but does not determine whether any security or any other investment should be purchased or sold.

As compensation for their service, the members of the Advisory Board each receive $25,000 annually.  Because the Advisory Board was not in operation prior to October 26, 2012, information regarding compensation for the members of the Advisory Board for the past year is not presented.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Michael A. Willner Age: 55 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	CEO AlphaGrip, Inc. since 2001.	10	None.
Charles O. Heller Age: 76 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	President, Annapolis Capital Group, since 2005; and Athlone Global Security (venture capital firm) from 2006-2008.	10	None.
David B. Adcock Age: 60 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Consultant, since 2006; General Counsel, Duke University and Duke University Health System 1982-2006.	10	The Victory Portfolios (16 portfolios); The Victory Institutional Funds (one portfolio); The Victory Variable Insurance Funds (one portfolio).
William E. Cole, Jr. Age: 62 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	10	None.

The following tables set forth the dollar range of equity securities beneficially owned by each Advisory Board member in the Funds as of December 31, 2011:

Name of Director/Trustee	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund

Michael A. Willner	None	None	None	None
Charles O. Heller	None	None	None	None
David B. Adcock	None	None	None	None
William E. Cole, Jr.	None	None	None	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Michael A. Willner	None	None	None	None
Charles O. Heller	None	None	None	None
David B. Adcock	None	None	None	None
William E. Cole, Jr.	None	None	None	None
______________________________ (1)The Hennessy Funds are the only funds in the “family of investment companies.”

None of the Advisory Board members, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

Because the Funds commenced operations on or following the date of this SAI, this information is based on the ownership of the Predecessor Funds as of August 31, 2012.  As of this date, the Officers and Directors/Trustees of the Hennessy Funds as a group (10 persons) did not own shares of the Funds.

No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

The following tables set forth the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2011:

Name of Director/Trustee	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund

Disinterested Directors
J. Dennis DeSousa	None	None	None	None
Robert T. Doyle	None	None	None	None
Gerald P. Richardson	None	None	None	None

“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	None	None	None	None

4818

Name of Director/Trustee	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Disinterested Directors

J. Dennis DeSousa	None	None	None	$50,001-$100,000
Robert T. Doyle	None	None	None	$10,001-$50,000
Gerald P. Richardson	None	None	None	Over $100,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	None	None	None	Over $100,000

______________________________ (1)The Hennessy Funds are the only funds in the “family of investment companies.”

None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

Because the Funds commenced operations on or following the date of this SAI, this information is based on the ownership of the Predecessor Funds as of August 20, 2012.  As of this date, the following shareholders owned more than 5% of the outstanding voting securities of the Investor Class Shares and Institutional Class Shares of the Funds.  These holders are referred to as principal shareholders.  A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

FBR Focus Fund – Investor Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	5,909,853.42	42.20%

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	3,449,472.25	24.63%

*           Owned of record.

FBR Focus Fund – Institutional Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	484,791.24	33.18%

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	363,359.15	24.87%

Merrill Lynch Pierce Fenner & Smith * 4800 Deer Lake Drive East Jacksonville, Florida 32246	112,032.58	7.67%

*           Owned of record.

FBR Large Cap Financial Fund – Investor Class	Shares	Percentage

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	2,841,409.86	61.36%

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	640,667.86	13.84%

TD Ameritrade Inc. * P.O. Box 2226 Omaha, Nebraska 68103	493,832.91	10.66%

*           Owned of record.

FBR Small Cap Financial Fund – Investor Class	Shares	Percentage

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	3,142,999.73	35.95%

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	3,061,607.61	35.02%

TD Ameritrade Inc. * P.O. Box 2226 Omaha, Nebraska 68103	484,626.31	5.54%

*           Owned of record.

FBR Small Cap Financial Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	737,381.46	36.12%

Charles Atwood Company * 136 E Michigan Avenue, Suite 1201 Kalamazoo, Michigan 49007	526,045.59	25.77%

Morgan Stanley Smith Barney * Harborside Financial Center Plaza 2, 3rd Floor Jersey City, New Jersey 07311	460,192.87	22.54%

Merrill Lynch Pierce Fenner & Smith * 4800 Deer Lake Drive East Jacksonville, Florida 32246	107,367.10	5.26%

*           Owned of record.

FBR Technology Fund – Investor Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	139,858.98	28.57%

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	123.724.60	25.30%

US Bank N.A., Custodian Mahmoud Yassin SEP IRA** 1697 Whitesville Road Toms River, New Jersey 08755	37,548.68	7.68%

*           Owned of record.
**           Beneficial owner.

FBR Technology Fund – Institutional Class	Shares	Percentage

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, Virginia 22313	22,774.01	25.35%

5 Star Financial Defined Compensation Plan * P.O. Box 25587 Alexandria, Virginia 22313	7,884.16	8.76%

*           Owned of record.

FBR Gas Utility Index Fund – Investor Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	9,492,640.73	31.71%

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	6,210,280.95	20.74%

TD Ameritrade Inc. * P.O. Box 2226 Omaha, Nebraska 68103	1,540,541.79	5.15%

*           Owned of record.

FBR Balanced Fund – Investor Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	3,880,710.79	25.77%

Charles Schwab & Co. Inc. * 101 Montgomery Street San Francisco, California 94104	3,145,947.72	20.89%

TD Ameritrade Inc. * P.O. Box 2226 Omaha, Nebraska 68103	1,130,727.08	7.51%

*           Owned of record.

FBR Balanced Fund – Institutional Class	Shares	Percentage

Armed Forces Benefit Association * 909 N Washington Street Alexandria, Virginia 22314	2,052,433.07	26.37%

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	1,457,711.60	18.73%

Merrill Lynch Pierce Fenner & Smith * 4800 Deer Lake Drive East Jacksonville, Florida 32246	1,195,309.98	15.36%

LPL Financial * 9785 Towne Centre Drive San Diego, California 92121	958,981.69	12.32%

Pershing LLC * P.O. Box 2052 Jersey City, New Jersey 07303	895,266.43	11.50%

*           Owned of record.

FBR Core Bond Fund – Investor Class	Shares	Percentage

National Financial Services LLC * 200 Liberty Street, 1 World Financial Center New York, New York 10281	54,039.92	14.11%

TD Ameritrade Inc. * P.O. Box 2226 Omaha, Nebraska 68103	28,189.39	7.36%

*           Owned of record.

FBR Core Bond Fund – Institutional Class	Shares	Percentage

Armed Forces Benefit Association * 909 N Washington Street Alexandria, Virginia 22314	2,218,705.72	56.04%

LPL Financial * 9785 Towne Centre Drive San Diego, California 92121	859,899.59	24.04%

*           Owned of record.

MANAGEMENT OF THE FUNDS

THE MANAGER

The investment adviser to the Hennessy Funds is Hennessy Advisors, Inc.  The Manager acts as the investment manager of each Fund pursuant to a management agreement with HFT (the “Management Agreement”).  The Manager furnishes continuous investment advisory services and management to the Hennessy Funds.  The Manager is controlled by Neil J. Hennessy, who currently owns 33.1% of the outstanding voting securities of the Manager.

Pursuant to the Management Agreement, the Manager is responsible for providing or overseeing the investment management of the Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space.  In addition, the Manager is obligated to keep certain books and records of the Fund.  In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund’s custodian, administrator or transfer agent.

Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below).  General expenses of a Fund not readily identifiable as belonging to that Fund are allocated among the Hennessy Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable.  Expenses borne by a Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the Shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectuses and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders.  The Manager may voluntarily waive its management fee or subsidize other Fund expenses.  This may have the effect of increasing the Fund’s return.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or a Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.  The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act).  The Management Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days’ prior written notice.

For its services, the Manager receives a fee at an annual rate based on the Funds’ net assets as follows:

Fund	Rate
Hennessy Focus Fund	0.90%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Technology Fund	0.90%
Hennessy Gas Utility Index Fund	0.40%
Hennessy Equity and Income Fund	0.80%
Hennessy Core Bond Fund	0.80%

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares of each Fund, except the Hennessy Gas Utility Index Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund to the extent annual fund operating expenses exceed 1.95% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Hennessy Focus Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund and the Hennessy Technology Fund.  With respect to the Hennessy Gas Utility Index Fund, the Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Fund to the extent annual fund operating expenses exceed 0.85% of the Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business).  The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Institutional Class shares of the Hennessy Focus Fund, the Hennessy Small Cap Financial Fund and the Hennessy Technology Fund to the extent annual fund operating expenses exceed 1.70% of such Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses,

12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business). The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses for the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund (for both the Investor Class and Institutional Class shares) to the extent annual fund operating expenses exceed 1.08% and 1.05% of the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business), respectively.  The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and assume certain expenses for the Hennessy Equity and Income Fund to the extent annual fund operating expenses exceed 0.99% of the Fund’s average daily net assets for the period until February 28, 2013.

When a Fund’s assets grow to a point where fee reductions and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it previously reduced or expenses that it paid and expenses and amounts previously waived whether by the Manager or a prior investment adviser.  The Manager will only seek to recoup such amounts if total annual fund operating expenses (excluding 12b-1 fees and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target.  The Manager is entitled to recoup such amounts for a period of three years from the date such amount was limited or paid.

For the fiscal year ended October 31, 2011, each Predecessor Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

FBR Focus Fund	6,543,033	—	6,543,033	—
FBR Large Cap Financial Fund	543,524	—	543,524	—
FBR Small Cap Financial Fund	2,287,766	(1,024)	2,286,742	—
FBR Technology Fund	79,949	(79,949)	—	(8,290)
FBR Gas Utility Index Fund	1,199,584	—	1,199,584	—
FBR Balanced Fund	721,246	(188,312)	532,934	—
FBR Core Bond Fund	218,849	(132,417)	86,432	—

For the fiscal year ended October 31, 2010, each Predecessor Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

FBR Focus Fund	6,514,796	(15,363)	6,499,433	—
FBR Large Cap Financial Fund	376,285	—	376,285	—
FBR Small Cap Financial Fund	2,267,871	(15,104)	2,252,767	—
FBR Technology Fund	120,287	(77,288)	42,999	—
FBR Gas Utility Index Fund	886,056	(16,893)	869,163	—
FBR Balanced Fund*	378,975	(136,427)	242,548	—
FBR Core Bond Fund*	135,099	(80,808)	54,291	—
* For the seven months ended October 31, 2010.

For the fiscal year ended October 31, 2009, each Predecessor Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

FBR Focus Fund	6,876,176	(10,825)	6,865,351	—
FBR Large Cap Financial Fund	221,101	-	221,101	—
FBR Small Cap Financial Fund	1,594,107	(10,554)	1,583,553	—
FBR Technology Fund	62,228	(62,228)	—	(10,061)
FBR Gas Utility Index Fund	719,637	(10,559)	709,078	—
FBR Balanced Fund*	649,450	(356,740)	292,710	—
FBR Core Bond Fund*	225,182	(177,887)	47,295	—
* For the fiscal period ended March 31, 2010.

As of October 31, 2011 the Predecessor Funds had the following amounts (and year of expiration) subject to repayment to the Prior Adviser:

Fund	Year Fees Waived	Repayment Expires	Balance
FBR Technology Fund – Investor Class	2009	2012	72,289
	2010	2013	53,589
	2011	2014	61,168

FBR Technology Fund – Institutional Class	2010	2013	23,699
	2011	2014	27,071

FBR Gas Utility Index Fund – Investor Class	2010	2013	16,893

FBR Balanced Fund	2009	2012	387,497
	2010*	2013	356,740
	2010**	2013	136,427
	2011	2014	188,312

FBR Core Bond Fund	2009	2012	210,127
	2010*	2013	177,887
	2010**	2013	80,808
	2011	2014	132,417
* For the fiscal year ended March 31, 2010
** For the period April 1 to October 31, 2010

During the fiscal year ended October 31, 2009, the FBR Large Cap Financial Fund – Investor Class and the FBR Gas Utility Index Fund – Investor Class repaid the Prior Adviser $104 and $78, respectively, for fees waived during the fiscal year ended October 31, 2008.

In connection with the expense limitation arrangements, the Funds have agreed to pay the Adviser for certain amounts waived and/or reimbursed by the Prior Adviser pursuant to expense limitation agreements for the Predecessor Funds, as assigned, provided that such repayment does not cause the Total Fund Operating Expenses for the Funds to exceed certain specified limits and the repayment is made within three years after the year in which the Prior Adviser incurred the expense.

SUB-ADVISORS

The Manager has delegated the day-to-day management of the Hennessy Focus Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund to sub-advisors, and has entered into a sub-

advisory contract with each sub-advisor (each a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”).  Pursuant to the Sub-Advisory Agreements, the sub-advisors make specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

Sub-advisor(s) of the Funds are employed and may be terminated by the Manager subject to prior approval by the Board of Trustees.  The employment of a new sub-advisor currently requires the prior approval of the shareholders of the applicable Fund.  HFT, however, may request an order of the SEC exempting the Funds from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor.  There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the Funds.  Selection and retention criteria for sub-advisors include:  (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently.  Each sub-advisor will not necessarily exhibit all of the criteria to the same degree.  Sub-advisors are paid by the Manager (not by the Funds).

Each sub-advisor’s activities are subject to general supervision by the Manager and the Board of Trustees.  Although the Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

The Manager retains Financial Counselors, Inc. (“FCI”), The London Company of Virginia (“London Co.”), and Broad Run Investment Management, LLC (each, a “Sub-Advisor” and together, the “Sub-Advisors”) as an investment sub-adviser to certain of the Funds.  FCI serves as the sub-adviser for the Hennessy Core Bond Fund and the segment of the Hennessy Equity and Income Fund allocated to it.  London Co. serves as the sub-adviser for the segment of the Hennessy Equity and Income Fund allocated to it.  Broad Run Investment Management, LLC serves as the sub-adviser for the Hennessy Focus Fund.  In the capacity as a Sub-Advisor, subject to the supervision of the Manager and the Trustees, each Sub-Advisor directs the investments of the Funds’ assets, continually conducts investment research and supervision for the Funds, and is responsible for the purchase and sale of the Funds’ investments.

FCI was originally founded in 1966 as an investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940.  FCI’s ultimate parent company is MTC Holding Corporation, which is a holding company and majority owned by Bradley A. Bergman, a Director of FCI and the President and Director of MTC Holding Corporation.

London Co. was founded by Stephen M. Goddard, CFA in 1994 and is an investment adviser registered under the Investment Advisers Act of 1940.  London Co. is wholly-owned by Mr. Goddard.

Broad Run Investment Management, LLC is a newly organized investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940.  Broad Run Investment Management, LLC is wholly-owned by David S. Rainey, Brian E. Macauley, and Ira M. Rothberg.

Each Sub-Advisory Agreement is terminable at any time on 60 days’ prior written notice without payment of any penalty, by vote of a majority of the outstanding shares of the Funds, or by the Manger.  Each Sub-Advisory Agreement also terminates automatically in the event of any assignments, as defined by the 1940 Act.

For its sub-advisory services, the Manager pays FCI 0.27% of the average daily net assets of the Hennessy Core Bond Fund and the portion of the Hennessy Equity and Income Fund that it manages; it pays London Co. 0.33% of the average daily net assets of the portion of the Hennessy Equity and Income Fund that it manages; and it pays Broad Run Investment Management, LLC 0.29% of the average daily net assets of the Hennessy Focus Fund until October 25, 2013, and upon approved continuation of the Sub-Advisory Agreement, an amount no less than 0.26% of the average daily net assets of the Hennessy Focus Fund.  For the fiscal year ending October 31, 2012, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Core Bond Fund to 0.15% of that Fund’s average daily net assets.

For the last three fiscal years, the aggregate sub-advisory fee paid by a prior investment adviser to the following Predecessor Funds is as follows:

Fund	Fiscal Year Ended October 31, 2011	Fiscal Period Ended October 31, 2010	Fiscal Year Ended March 31, 2010
FBR Balanced Fund	$277,812	$145,205	$13,921
FBR Core Bond Fund	$73,862	$45,596	$6,329

THE PORTFOLIO MANAGERS

Information respecting the portfolio managers is set forth below.

THE MANAGER.  David H. Ellison and Winsor H. Aylesworth are the portfolio managers of the Funds employed by the Manager.  The following table lists the number of accounts and assets managed by each individual, other than the Predecessor Funds, as of October 31, 2011.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David H. Ellison	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Winsor H. Aylesworth	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the same portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The compensation package for portfolio managers of the Manager is a combination of base salary and asset based fees.  The asset based fees are paid quarterly and are calculated on the average net assets for the quarter of the respective Fund.  Mr. Ellison’s compensation is comprised of a base salary and a percentage of assets in the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund and the Hennessy Technology Fund.  Mr. Aylesworth’s compensation is comprised of a base salary and a percentage of assets in the Hennessy Technology Fund.

The following table shows the dollar range each portfolio manager owns of the Predecessor Funds which they manage, as of October 31, 2011:

Portfolio Manager	Fund	Dollar Range of Amount Owned in Fund
David H. Ellison*	FBR Large Cap Financial Fund	$100,001 - $500,000
	FBR Small Cap Financial Fund	$10,001 - $50,000
	FBR Technology Fund	None

Winsor H. Aylesworth	FBR Technology Fund	$50,001 - $100,000
	FBR Gas Utility Index Fund	$50,001 - $100,000

*	Additional shares are held in escrow by FBR & Co. to be granted upon completion of required employment terms.

FINANCIAL COUNSELORS, INC.  FCI manages the entire Hennessy Core Bond Fund and the segment of the Hennessy Equity and Income Fund allocated to it.  The investment team managing the portfolios is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of the portfolios.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2011:

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gary B. Cloud	1	0	53	0	0	0
	$34 million	$0	$521 million	$0	$0	$0

Peter G. Greig	0	0	95	0	0	0
	$0	$0	$812 million	$0	$0	$0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

With respect to potential conflicts of interest, to the extent that a Fund managed by FCI and another client of FCI seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.  FCI maintains a detailed trading policy manual designed to address these conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of FCI’s employees.

 Each portfolio manager is compensated for his services by FCI.  Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus and the right to participate in FCI’s profit sharing and 401(k) plan.  Each portfolio manager is eligible to receive an annual bonus from

FCI.  The annual performance based bonus is calculated as follows: 50% based on client retention and other bonus considerations and 50% based on the performance of FCI’s fixed income composites compared to the appropriate Barclays Capital Indices.  Performance is calculated for the prior calendar year on a pre-tax basis.  Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI.

 As of October 31, 2011, Peter G. Greig and Gary B. Cloud did not own shares of the applicable Predecessor Funds.

THE LONDON COMPANY OF VIRGINIA.  London Co. manages the segment of the Hennessy Equity and Income Fund allocated to it.  The investment team managing the portfolio is comprised of Stephen M. Goddard, Jonathan T. Moody, J. Wade Stinnette, Jr., J. Brian Campbell and Mark DeVaul who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2011:

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen M. Goddard	1	0	110	0	0	2
	$178 million	$0	$502 million	$0	$0	$3 million

Jonathan T. Moody	1	0	1,138	0	0	0
	$197 million	$0	$768 million	$0	$0	$0

J. Wade Stinnette, Jr.	0	0	482	0	0	0
	$0	$0	$168 million	$0	$0	$0

J. Brian Campbell	0	0	904	0	0	0
	$0	$0	$378 million	$0	$0	$0

Mark DeVaul	0	0	19	0	0	0
	$0	$0	$6 million	$0	$0	$0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Fund investments and the investments of other accounts managed by London Co. are not likely to experience any material conflict of interest.  London Co. employs a trade rotation policy to ensure that all accounts managed by London Co. are handled in a fair and equitable manner by each portfolio manager.  London Co. also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of London Co.’s employees.

London Co. portfolio management employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to London Co.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to the S&P 500, Russell 1000 and Russell 2000 Indices (on a pre-tax basis over a three to five year period) relative to the market capitalization, stock sector and objective of the portfolios being managed.

As of October 31, 2011, Stephen M. Goddard owned over $1 million of the FBR Balanced Fund and Jonathan T. Moody, J. Wade Stinnette, Jr., J. Brian Campbell and Mark DeVaul did not own shares of the FBR Balanced Fund.

BROAD RUN INVESTMENT MANAGEMENT, LLC.  Broad Run Investment Management, LLC manages the Hennessy Focus Fund.  The investment team managing the portfolio is comprised of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2011:

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David S. Rainey	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Brian E. Macauley	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Ira M. Rothberg	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Fund investments and the investments of other accounts managed by Broad Run Investment Management, LLC are not likely to experience any material conflict of interest.  Broad Run Investment Management, LLC employs a trade rotation policy to ensure that all accounts managed by Broad Run Investment Management, LLC are handled in a fair and equitable manner by each portfolio manager.  Broad Run Investment Management, LLC also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of Broad Run Investment Management, LLC’s employees.

Broad Run Investment Management, LLC portfolio management employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to Broad Run Investment Management, LLC.  No specific benchmark is used to determine the amount of bonuses paid to employees.

As of October 31, 2011, each of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg owned $100,001 to $500,000 of the FBR Focus Fund.

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to a Fund Administration Servicing Agreement with HFT (the “Administration Agreement”).  The Administration Agreement provides that the Administrator will furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Funds’ other servicing agents (namely, transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Funds; and (vi) administering shareholder accounts.  In addition, the Administrator may provide personnel to serve as officers of the Hennessy Funds.  The salaries and other expenses of providing such personnel are borne by the Administrator.  Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the Hennessy Funds complex.  Subject to certain waivers, the annual fee for the Hennessy Funds complex is equal to 0.255% of the first $1 billion of the average daily net assets of the Hennessy Funds complex, 0.21% of the next $1 billion of the average daily net assets of the Hennessy Funds complex and 0.17% of the average daily net assets of the Hennessy Funds complex in excess of $2 billion, subject to a minimum annual fee for the Hennessy Funds complex of $600,000.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

With regard to the Predecessor Funds, previous to September 16, 2011 another service provider served as administrator to the Funds under a prior administration agreement.  Effective September 16, 2011, the Administrator served as administrator to the Predecessor Funds.  During the fiscal year ended October 31, 2011, the following fees were paid to the Administrator pursuant to the Predecessor Funds’ administration agreement:

Fund	Amount Paid 2011*
FBR Focus Fund	$35,904
FBR Large Cap Financial Fund	3,102
FBR Small Cap Financial Fund	9,908
FBR Technology Fund	374
FBR Gas Utility Index Fund	22,213
FBR Balanced Fund	5,349
FBR Core Bond Fund	1,544
* For the period September 16, 2011 to October 31, 2011.

For the period November 1, 2010 through September 15, 2011 and for the fiscal years ended October 31, 2010 and 2009, the following fees were paid to the previous fund administration service provider, pursuant to the prior Administrative Services Agreement for each Predecessor Fund:

Fund	Amount Paid
	2009	2010	2011**
FBR Focus Fund	122,013	170,933	136,019
FBR Large Cap Financial Fund	4,060	9,620	12,756
FBR Small Cap Financial Fund	34,485	46,348	59,982
FBR Technology Fund	838	3,380	1,973
FBR Gas Utility Index Fund	33,246	43,822	48,787
FBR Balanced Fund	914*	10,407	21,277
FBR Core Bond Fund	299*	3,524	7,000
*	For the fiscal year ended March 31, 2010.
**	For the period November 1, 2010 through September 15, 2011.

Pursuant to an Administrative Services Agreement (the “Prior Agreement”), the Prior Adviser provided administrative services to the Predecessor Funds including oversight of service providers.  For the fiscal years ended October 31, 2009, 2010 and 2011, the following fees were paid to the Prior Adviser pursuant to the Prior Agreement for each Predecessor Fund:

Fund	Amount Paid
	2009	2010	2011
FBR Focus Fund	152,791	289,114	290,804
FBR Large Cap Financial Fund	4,913	16,703	24,157
FBR Small Cap Financial Fund	35,415	100,699	101,679
FBR Technology Fund	1,383	5,387	3,553
FBR Gas Utility Index Fund	107,943	88,500	119,959
FBR Balanced Fund*	1,817	19,202	36,063
FBR Core Bond Fund*	595	6,502	10,943
*	The fiscal periods are March 31, 2010, October 31, 2010 and October 31, 2011.

The American Gas Association provides administrative services to the Hennessy Gas Utility Index Fund pursuant to an Administrative Services Agreement between the Fund and AGA.  These administrative services include overseeing the calculation of the Gas Utility Index.  AUS performs the actual computations required to produce the Gas Utility Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA.  AGA does not furnish other securities advice to the Fund or the Manager or make recommendations regarding the purchase or sale of securities by the Fund.  Under the terms of an agreement approved by the Board of Trustees, AGA provides the Manager with current information regarding the common stock composition of the Gas Utility Index no less than quarterly but may supply such information more frequently.  In addition, AGA provides the Fund with information on the natural gas industry.  The Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

For the fiscal years ended October 31, 2011, 2010, and 2009, the FBR Gas Utility Index Fund paid the following administration fees to AGA:

2009	2010	2011
$71,964	$88,606	$119,959

ACCOUNTING SERVICES AGREEMENT

The Administrator also provides fund accounting services to the Funds pursuant to a Fund Accounting Servicing Agreement with HFT (the “Fund Accounting Servicing Agreement”).  For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a Transfer Agent Agreement with HFT (the “Transfer Agent Agreement”).  Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as custodian for the Funds pursuant to a Custodian Agreement with HFT (collectively, the “Custodian Agreement”).  The Custodian and the Administrator are affiliates of each other.  Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Funds pursuant to a Distribution Agreement with HFT (the “Distribution Agreement”).  The Distributor and the Administrator are affiliates of each other.  Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to each Fund in connection with the continuous offering of the Funds’ shares.

CODE OF ETHICS

HFT, the Sub-Advisors and the Manager have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  HFT’s Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds (subject to certain limitations).  This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

PROXY VOTING POLICY

The Board of Trustees has approved proxy voting policies and procedures for the Funds that delegate the authority to vote proxies related to the portfolio securities to the Manager.  The Manager’s proxy voting policies and procedures address the responsibility of the Manager to ensure that proxies received for portfolio securities held by the Funds are voted in the best interest of the Funds, including in those situations involving a conflict of interest between the Funds on the one hand, and the Manager, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the Manager’s fiduciary duties under the federal and state law to act in the best interest of its clients.

Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Funds must be voted in the best interests of the Funds.  Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  The Manager may abstain from voting a client proxy when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

The Manager generally insulates itself from conflicts of interests between the Funds and itself, the Funds’ Distributor and/or certain affiliated persons of the Manager or Distributor by voting proxies in accordance with the Manager’s proxy voting policies and procedures.  Where a conflict of interest arises, the Manager will disclose the conflict to the Trustees who are not “interested” persons of the Funds prior to the vote.  The Manager may pursue one of the following courses of action: (1) convene an ad-hoc committee to assess and resolve the conflict; (2) vote in accordance with the instructions of the Trustees; (3) vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.

Information on how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees, the portfolio manager are responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Funds.  As a general matter in executing Fund transactions, the portfolio managers may employ or deal with such brokers or dealers that may, in the portfolio managers’ best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates.  In selecting brokers or dealers, the portfolio managers will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities.  Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.  With respect to securities traded in the over-the-counter markets, the Funds may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.  The Funds have no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The portfolio managers may select broker-dealers that provide it with research services and may cause the Funds to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Research services furnished by brokers through which the Funds effects securities transactions may be used by the portfolio managers in advising other funds or accounts and, conversely, research services furnished to the portfolio managers by brokers in connection with other funds or accounts the portfolio managers advise may be used by the portfolio managers in advising the Funds.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the portfolio managers under the Management Agreement or the Sub-Advisory Agreements.  The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Funds with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for the Funds and for other investment accounts managed by the portfolio managers are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for the Funds and one or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Funds and such other account(s) as to amount according to a formula deemed equitable to the Funds and such account(s).  Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

For the fiscal year ended October 31, 2011, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBR Capital Markets & Co. (“FBRCM”), a broker-dealer affiliated with the Prior Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	266,734	—	—	—
FBR Large Cap Financial Fund	68,140	1,250	1.8%	0.2%
FBR Small Cap Financial Fund	673,858	23,568	3.5%	2.3%
FBR Technology Fund	8,793	—	—	—
FBR Gas Utility Index Fund	72,223	—	—	—
FBR Balanced Fund	50,471	—	—	—
FBR Core Bond Fund	14,877	—	—	—

For the fiscal year ended October 31, 2010, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBRCM, a broker-dealer affiliated with the Prior Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	291,990	—	—	—
FBR Large Cap Financial Fund	79,917	1,000	1.3%	2.0%
FBR Small Cap Financial Fund	722,728	28,392	3.9%	2.3%
FBR Technology Fund	20,590	—	—	—
FBR Gas Utility Index Fund	23,765	—	—	—
FBR Balanced Fund*	31,842	—	—	—
FBR Core Bond Fund*	19,685	—	—	—
*	For the period April 1, 2010 to October 31, 2010

For the fiscal year ended October 31, 2009, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBRCM, a broker-dealer affiliated with the Prior Adviser).  The higher commissions paid by the FBR Large Cap Financial Fund in 2009 compared to 2010 and 2011 were due to higher purchase and redemption activity in this Fund, increased trading actions taken by this Fund related to the financial crisis, and fewer trades executed by this Fund through lower commission electronic communication networks.

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	78,411	3,410	4.3%	1.5%
FBR Large Cap Financial Fund	896,776	52,942	5.9%	4.0%
FBR Small Cap Financial Fund	11,077	—	—	—
FBR Technology Fund	34,435	—	—	—
FBR Gas Utility Index Fund	21,703	—	—	—
FBR Balanced Fund*	2,248	—	—	—
*	For the fiscal year ended March 31, 2010.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded.  The Manager and the applicable sub-advisor will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager or the applicable sub-advisor deem it advisable for a Fund to purchase or sell securities.

High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses.  See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

The portfolio turnover for each Predecessor Fund for the 2010 and 2011 fiscal years is:

Predecessor Fund	2010	2011
FBR Focus Fund	5%	13%
FBR Large Cap Financial Fund	150%	97%
FBR Small Cap Financial Fund	89%	70%
FBR Technology Fund	353%	141%
FBR Gas Utility Index Fund	16%	17%
FBR Balanced Fund	27%*	35%
FBR Core Bond Fund	46%*	57%

*	For the period April 1, 2010 to October 31, 2010.

The FBR Technology Fund experienced decreased portfolio turnover rates for the fiscal year ended October 31, 2011 compared to the fiscal year ended October 31, 2010, because market factors and the Fund’s investment strategies during fiscal 2011 did not require significant repositioning of the Fund’s portfolio as occurred during fiscal 2010.

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY

The Board of Directors/Trustees of the Hennessy Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)           A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg.  The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund.  The holdings information released to such services will be as of the last day of the quarter.  This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)           By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Hennessy Funds (all third-party service providers) and the Manager and the applicable sub-advisor will have daily regular access to the portfolio holdings information of the Funds.  The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Hennessy Funds.

(3)           For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund.  The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)           A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)           An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

(6)           On the 4th business day following each calendar quarter-end a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio.  This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s website, or in other forms as requested by the public.

(7)           The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Directors/Trustees.

Under no circumstances shall the Hennessy Funds, the Manager or any sub-advisor, officers, trustees or employees of the Funds, the Manager or any sub-advisor receive any compensation for the disclosure of portfolio holdings information.

The above policies may not be modified without approval of the Board of Directors/Trustees.

PROCEDURE

Each year, the Hennessy Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds.  The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

You may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”).  Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  The NYSE may also be closed on national days of mourning.  Purchases and redemptions of the shares of each Fund are effected at their respective NAVs per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day.  The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Hennessy Funds use some or all of the following procedures to process telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the following information:  account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors/Trustees.  However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.  While the Rule is in effect, such election may not be revoked without the approval of the SEC.  It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities.  If a Fund redeems in kind, the Fund will not distribute depositary receipts representing foreign securities.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

VALUATION OF SHARES

The NAV for the shares of each Fund normally will be determined on each day the NYSE is open for trading.  The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day.  Each Fund’s NAV per share is calculated separately.

For each Fund, the NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, American Stock Exchange, now known as the NYSE Amex Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The following is intended as a summary of additional federal income and excise tax considerations generally affecting the Funds and their U.S. shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.  Accordingly, shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations, and foreign persons) under the Internal Revenue Code of 1986, as amended (the “Code”).  In addition, the tax discussion in the prospectus and this SAI is based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

TAXATION OF THE FUNDS

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code.  As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders, provided it distributes with respect to each taxable year at least 90% of the sum of the Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.  If a Fund failed to qualify as a RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

To qualify as a RIC, a Fund must, among other things: (1) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); and (2) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs, and other securities that, in respect of any one issuer, represent not more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or one or more QPTPs.

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year is nevertheless considered to have satisfied the test for such year if (1) the RIC satisfies certain procedural requirements, and (2) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter is nevertheless considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the RIC’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the RIC is considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC is nevertheless considered to have satisfied the asset diversification test as of the end of such quarter if (1) the RIC satisfies certain procedural requirements; (2) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the highest rate of tax applicable to corporations (currently 35%), on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

The Code imposes a 4% nondeductible excise tax on a RIC to the extent the RIC does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any income or gain retained by the RIC that is subject to corporate income tax is considered to have been distributed by year-end.  In addition, the minimum amount that must be distributed in any year to avoid the excise tax is increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year.  Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

FUND DISTRIBUTIONS

Each Fund, except the Hennessy Gas Utility Index Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, declares and pays any dividends from its net investment income, if any, annually.  The Hennessy Gas Utility Index Fund and the Hennessy Equity and Income Fund declare and pay any such dividend quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. (For taxable years beginning on or before December 31, 2012, ordinary income dividends reported by a Fund as derived from qualified dividend income will be taxable to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the individual and the Fund.)  Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares.  Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends.  Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.

Under the Modernization Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment (December 22, 2010) for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Unused capital loss carryforwards of the Predecessor Funds as of October 31, 2011, were as follows:

	Amount	Expires October 31,
FBR Large Cap Financial Fund	10,229	2016
FBR Large Cap Financial Fund	1,162,148	2017
FBR Large Cap Financial Fund	873,811	2019
FBR Small Cap Financial Fund	6,440,766	2019
FBR Technology Fund	237,174	2016
FBR Technology Fund	1,908,045	2017
FBR Balanced Fund	4,358,292	2017

Dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund.  A portion of the ordinary income dividends paid by Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

SALE OR REDEMPTION OF SHARES

Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events.  (However, a conversion from Investor Class shares to Institutional Class shares or from Institutional Class shares to Investor Class shares in the same Fund is not a taxable transaction.)  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Fund shares held for six months or less that is not disallowed will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  A Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

Under certain provisions of the Code, some shareholders may be subject to a current 28% withholding tax on reportable dividends, capital gains distributions and redemption payments (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

NATURE OF THE FUNDS’ INVESTMENTS

Certain of the Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a Fund, affect the holding period of assets held by the Fund, or alter the character of the gains or losses realized by the Fund.  These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions.  In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.”  To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income.  Certain of the straddle positions held by the Fund may constitute “mixed straddles.”  The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences.  In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.  Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract.  Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.  The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  A Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings.  In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.  Dividends from a Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (1) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Fund; (2) treat their income from the Fund as being from foreign sources to the extent that the Fund’s income is from foreign sources; and (3) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

THE FOREGOING IS ONLY A SUMMARY OF MATERIAL FEDERAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS.  SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENT IN THE FUNDS

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DISTRIBUTION PLAN

The Trust’s Board of Trustees has adopted a Distribution Plan (the “Plan”) on behalf of the Investor Class shares of each Fund, pursuant to Rule 12b-1 under the 1940 Act.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and will not authorize any such payments prior to October 26, 2014.  The Plan was adopted in anticipation that each Fund will benefit from the Plan through increased sales of shares, thereby reducing each Fund’s expense ratio and providing the Manager with greater flexibility in management.  The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund’s average daily net assets.  Amounts paid under the Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Fund may reimburse the Distributor for expenses it pays on behalf of the Fund that are eligible to be paid under the Plan.  To the extent any activity is one which a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the Trustees of HFT who are not interested persons of HFT and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the applicable Fund.   Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the applicable Fund’s shareholders.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of HFT will be committed to the discretion of the Trustees of HFT who are not interested persons of HFT.  The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor, if any, or officers of HFT.  The Plan will continue in effect for as long its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Directors.

For the fiscal year ended October 31, 2011, the following amounts were paid by each Predecessor Fund with respect to Investor Class shares:

Fund	Amount Paid
FBR Focus Fund	$1,698,636
FBR Large Cap Financial Fund	150,979
FBR Small Cap Financial Fund	565,934
FBR Technology Fund	18,319
FBR Balanced Fund	108,055
FBR Core Bond Fund	10,070

For the fiscal year ended October 31, 2011, the Predecessor Funds’ previous Distributor incurred the following expenses with respect to Investor Class shares.  “Other” distribution expenses identified below include administrative, legal, financial management and sales support expenses of the Funds.

Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker- Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund

FBR Focus Fund	$11,023	$6,207	$1,652,284	$74,237	$1,743,751
FBR Large Cap Financial Fund	981	372	147,162	6,605	155,120
FBR Small Cap Financial Fund	3,674	1,851	549,940	24,746	580,211
FBR Technology Fund	119	171	17,805	801	18,896
FBR Balanced Fund	701	1,189	105,306	4,721	111,917
FBR Core Bond Fund	66	116	9,855	444	10,481

SHAREHOLDER SERVICES AGREEMENTS

The Funds are authorized to enter into, but as of the date of this SAI have not entered into, Shareholder Services Agreements pursuant to which the Funds are entitled to make payments to certain entities which may include investment advisers, brokers, dealer, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing  relationship.  Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under these types of Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) sub-accounting for Fund share transactions at the shareholder account level; and (6) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

DESCRIPTION OF SHARES

Each Fund’s authorized capital consists of an unlimited number of Shares.  Shareholders are entitled:  (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees.  Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.

The Shares are redeemable and are transferable.  All Shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional Shares entitle the holder of the same rights as whole Shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares.  In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series.  In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote.  As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (for example, change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of a Fund in the proportion that the total net assets of the series bear to the total net assets of all series.  The NAV of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of a Fund, the shareholders of each series would be entitled, out of the assets of the applicable Fund available for distribution, to the assets belonging to that series.

The Funds offer two separate Classes: all of the Funds offer Investor Class Shares, and certain of the Funds offer Institutional Class Shares.  Consult the Fund Prospectuses to see which Funds currently offer Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Manager; and (3) the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the NAV of that Class in relation to the NAV of the applicable Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Fund or its Trustees.  The Trust Instrument provides for indemnification and reimbursement of expenses out of the a Fund’s property for any shareholder held personally liable for its obligations.  The Trust Instrument also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the applicable Fund and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SHAREHOLDER MEETINGS

It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.  HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

REGISTRATION STATEMENT

This SAI and the Fund Prospectuses do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectuses.  The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectuses form a part, each such statement being qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds.  Tait, Weller & Baker LLP serves as the independent registered public accounting firm to the Funds.

DESCRIPTION OF SECURITIES RATINGS

The NRSROs that may be utilized by the Manager with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“TBW”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Manager and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

 LONG-TERM DEBT RATINGS. May be assigned, for example, to corporate and municipal bonds.

 Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

 Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

 A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

 Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba.  Bonds which are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

 Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

 AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

 AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

 A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

 Description of the three highest long-term debt ratings by Duff:

 AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

 AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

 A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

 Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

 AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

 AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

 A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

 IBCA’s description of its three highest long-term debt ratings:

 AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

 AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

 A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

 SHORT-TERM DEBT RATINGS.  May be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit.

 Moody’s description of its three highest short-term debt ratings:

 Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

 —      Leading market positions in well-established industries.

 —      High rates of return on funds employed.

 —      Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 —      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 —      Well-established access to a range of financial markets and assured sources of alternate liquidity.

 Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

 Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

 S&P’s description of its three highest short-term debt ratings:

 A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

 A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

 A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

 Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

 Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade. .Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

 Fitch’s description of its four highest short-term debt ratings:

 F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

 F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

 F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

 F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

 IBCA’s description of its three highest short-term debt ratings:

 A+.  Obligations supported by the highest capacity for timely repayment.

 A1.  Obligations supported by a very strong capacity for timely repayment.

 A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

 Thompson BankWatch, Inc. ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

 TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

 TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

 TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

 TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

 TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

 DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS.

 Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

 Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

 Bankers’ Acceptances.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

 U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

 U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.